Registration Nos. 33-15464
=============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO.    22

                                       TO

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2

ALLIANZ LIFE VARIABLE ACCOUNT A
-------------------------------
(Exact Name of Trust)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
-----------------------------------------------
(Name of Depositor)




1750 Hennepin Avenue, Minneapolis, MN                          55403-2195
-------------------------------------                          ----------
(Address of Depositor's Principal Executive Offices)           (Zip Code)

     Name and Address of Agent for Service
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403-2195

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866


It is proposed that this filing will become effective:

     _____ immediately  upon filing  pursuant to paragraph  (b) of Rule 485
     __X__ on May 1, 1999 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      [ ] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.


Title and amount of securities being registered:
     Individual Single Premium Variable Life Insurance Policies.


                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2


N-8B-2 Item  Caption in Prospectus

1            Allianz Life, The Separate Account

2            Allianz Life

3            Not Applicable

4            Distributor

5            The Separate Account

6(a)         Not Applicable
(b)          Not Applicable

9            Not Applicable

10           Purchases

11           Investment Options

12           Investment Options

13           Expenses

14           Purchases

15           The Separate Account

16           Investment Options

17           Policy Values, Access to your Money
             and Transfers

18           Purchases

19           Not Applicable

20           Not Applicable

21           Not Applicable

22           Not Applicable

23           Not Applicable

24           Not Applicable

25           Allianz Life

26           Allianz Life

27           Allianz Life

28           Allianz Life

29           Allianz Life

30           Allianz Life

31           Not Applicable

32           Not Applicable

33           Not Applicable

34           Not Applicable

35           Allianz Life

37           Not Applicable

38           Distributor

39           Distributor

40           Not Applicable

41(a)        Distributor

42           Not Applicable

43           Not Applicable

44           Purchases

45           Not Applicable

46           Policy Values, Access to your Money
             and Transfers

47           Not Applicable

48           Not Applicable

49           Not Applicable

50           Not Applicable

51           Allianz Life

52           Investment Options

53           Taxes

54           Financial Statements

55           Not Applicable

                THE SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
-------------------------------------------------------------------------------

This prospectus describes the Single Premium Variable Life Insurance Policy (Policy) offered by Allianz Life Insurance Company of North America (Allianz
Life).

The Policy is a variable benefit policy. We have designed the Policy for use in estate planning and other insurance needs of individuals.

The Policy offers you 25 variable options, each of which invests in a portfolio of Franklin Valuemark Funds. The portfolios are listed below. When you buy a Policy, you are subject to investment risk. This means that the death benefit and your Policy Value may increase and decrease depending upon the performance of the variable option(s) you select. There is a Guaranteed Death Benefit payable. However, any loans against the Policy will impact this guarantee. You can surrender your Policy for its Cash Surrender Value. No partial surrenders are allowed.

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME:
Money Market Fund

PORTFOLIOS SEEKING INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING GROWTH AND INCOME:
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH:
Capital Growth Fund
Global Health Care Securities Fund
Mutual Discovery Securities Fund
Natural Resources Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

The portfolios are described in the attached prospectus for Franklin Valuemark Funds. You can make or lose money based on the portfolio's performance. The Policy is subject to investment risk.

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Allianz Life Single Premium Variable Life Insurance Policy. The Securities and Exchange Commission
(SEC) maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding companies that file electronically with the SEC.

The Policy:

o is not a bank deposit.

o is not federally insured.

o is not endorsed by any bank or government agency.

o is not guaranteed and may be subject to loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell these securities. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

In Oregon, all references to "Franklin Valuemark Life" refer to "Valuemark
Life."

May 1, 1999


TABLE OF CONTENTS

Special Terms                                       3

Summary                                             3

Part I                                              5

1. The Variable Life
Insurance Policy                                    5

2. Purchases                                        6
     Single Premium                                 6
     Application for a Policy                       6
     Allocation of Single Premium                   6
     Free Look                                      6
     Grace Period                                   6
     Reinstatement                                  7
     Policy Values                                  7
     Exchange Provision                             7

3. Investment Options                               7
     Transfers                                      8
     Substitution                                   8

4. Expenses                                         8
     Insurance Charges                              8
     Cost of Insurance Charge                       8
     Deferred Issue Charge                          9
     Transfer Fee                                   9
     Taxes                                          9
     Portfolio Expenses                             9

5. Death Benefit                                   11

6. Taxes                                           11
     Life Insurance in General                     11
     Taking Money Out of Your Policy               11
     Diversification                               11

7. Access to Your Money                            12
     Loans                                         12
     Total Surrender and Termination of the Policy 12

8. Other Information                               12
     Allianz Life                                  12
     Year 2000                                     13
     The Separate Account                          13
     Distributor                                   13
     Suspension of Payments or Transfers           13
     Ownership                                     13

Part II                                            14
     Management of Allianz Life                    14
     Administration of the Policies                14
     Voting                                        14
     The Separate Account                          15
     Legal Opinions                                15
     Misstatement of Age or Sex                    15
     Right to Contest                              15
     Settlement Options                            15
     Tax Status                                    15
     Reports to Owners                             18
     Legal Proceedings                             18
     Experts                                       18
     Financial Statements                          18

Appendix A - Illustration of
Policy Values                                      79

Appendix B - Table of Net
Single Premium Factors                             86

SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of those words or terms. For several of these terms we have provided a definition. For the remainder, we believe that you will find an adequate discussion in the text. We have identified those terms not defined below in the text in italics and provided you with a page number that indicates where we believe you will find the best explanation for the word or term.

Cash Surrender Value - Your Policy Value less the sum of the uncollected Deductions and any Indebtedness.

Deductions - The charges we levy against your Policy.

Face Amount - The amount of coverage that you choose. This amount is used to determine the death benefit.

Guaranteed Death Benefit - We guarantee that the Policy will remain in force regardless of investment experience, unless the Indebtedness under your Policy exceeds the Policy Value less uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Policy Value is $0.

Indebtedness - The amount of any existing Policy loans plus the pro-rata portion of any accrued interest.

Policy Date, Policy Anniversary, Policy Year - The Policy Date is when the insured's life is covered under your Policy. It is the date from which your Policy Anniversaries and Policy Years are determined.

Policy Value - The total value of your Policy. It is equal to the sum of the values allocated to the variable options and the values allocated to the loan account. (Policy Value is referred to as Account Value in the Policy.)

Processing Date - The Policy Date and the same day of the month as the Policy Date at the end of each successive 3-month period. The Processing Date is when we deduct charges and recalculate the death benefit.

Valuation Unit - An accounting unit used to calculate Policy Values when they are allocated to the portfolios.



                                                    Page
Beneficiary .                                        13
Business Day.                                         7
Insured.                                              3
Issue Date.                                           6
Joint Owner.                                         13
Loan Account.                                        12
Owner.                                               13
Portfolio.                                            7
Premiu.                                               6
Variable Option.                                      7

The prospectus is divided into three sections: Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus where the topics are discussed in more detail. Additional important information is contained in Part II of this prospectus.


SUMMARY


1. THE VARIABLE LIFE
INSURANCE POLICY
--------------------------------------------------------------------------------


The variable life insurance policy that we are offering is a contract between you, the owner, and Allianz Life, an insurance company. In this prospectus, "we", "us" and "our" refers to Allianz Life. The Policy provides for the payment of a death benefit to your selected beneficiary upon the death of the insured. This death benefit is distributed free from federal income taxes. The Policy can be used as part of your estate planning. Estate taxes may apply. The insured is the person whose life is insured under the Policy. You, the owner can also be the insured but you do not have to be.

You can choose among the 25 variable options. Each variable option invests in one portfolio of Franklin Valuemark Funds. The portfolios are listed in Item 3. You can allocate your unloaned Policy Value to any or all of the variable options. You can transfer between variable options up to 12 times a year without charge and without being taxed. If you make more than 12 transfers in a year, we will charge $25 or 2% of the amount transferred, whichever is less. Market timing transfers may not be permitted.


While the Policy is in force, the Policy Value and, under certain circumstances, the death benefit, will vary with the investment performance of the portfolios you choose. You are not taxed on the earnings from the variable options until you surrender or borrow from your Policy.


2. PURCHASES
--------------------------------------------------------------------------------


You buy the Policy with a single premium payment. The minimum single premium we will accept is $20,000. In some circumstances, the insured may be required to provide us with medical records or a complete paramedical examination. Your registered representative can help you complete the proper forms.


3. INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The variable options each invest in a portfolio of Franklin Valuemark Funds. You can put your money in the Class 1 share portfolios listed below which are described in the prospectus for Franklin Valuemark Funds. Franklin Valuemark Funds offers two classes of shares. Only Class 1 shares are available with the Policy.

PORTFOLIO SEEKING
CAPITAL PRESERVATION AND INCOME:
Money Market Fund

PORTFOLIOS SEEKING INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING GROWTH AND INCOME:
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH:
Capital Growth Fund
Global Health Care Securities Fund
Mutual Discovery Securities Fund
Natural Resources Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


4. EXPENSES
-------------------------------------------------------------------------------


The Policy has both insurance features and investment features, and there are costs related to each that reduce the return on your investment.

Each business day we deduct a total insurance charge which is equal, on an annual basis, to 0.75% of your average Policy Value.

Each Processing Date we deduct from your Policy Value the cost of insurance charge. This charge pays us for providing you with death benefit protection for the period since the last Processing Date. This charge varies and depends upon the sex, age and rating classification of the insured.

When the single premium is received by us, we accrue against your Policy a deferred issue charge. This charge includes a premium tax charge which is 2.5% of the premium; a sales charge which is 4% of the premium; and a policy issue charge which is 0.5% of the premium. A portion of the deferred issue charge is deducted annually for the first 10 years of the Policy. If you surrender your Policy before the full amount of the deferred issue charge is deducted, we will collect the remaining portion of the charge from your Policy Value at the time of surrender.

Under certain circumstances, we may assess a transfer fee when you transfer your Policy Value from one variable option to another.

There are also annual portfolio operating expenses, which vary depending upon the portfolio(s) you select. These expenses range from .49% to 1.41% of the average daily value of the portfolios' Class 1 shares.


5. DEATH BENEFIT
-------------------------------------------------------------------------------


The Policy provides for a Face Amount of insurance. On the day we issue you a Policy the death benefit is the Face Amount. Thereafter the death benefit may vary. The actual amount payable to your beneficiary is the death benefit less any Indebtedness.

The death benefit will be the greater of (1) your Face Amount or (2) your Policy Value multiplied by a specified percentage. These percentages vary by the age of the insured and are shown in your Policy. Therefore, increases in your Policy Value under certain circumstances will increase the death benefit. A decrease in Policy Value may decrease the death benefit, but the death benefit will never be less than the Face Amount so long as the Policy remains in force.

When you apply for a Policy, you designate a beneficiary who is the person or persons who will receive the death benefit. You can change your beneficiary unless you have designated an irrevocable beneficiary. The beneficiary does not have to be a natural person.


6. TAXES
--------------------------------------------------------------------------------

Your earnings are not taxed until you take them out. In most cases, your Policy will be a modified endowment contract unless it was exchanged for a contract issued before June 21, 1988. Money taken out of a modified endowment contract is considered to come from earnings first and is taxed as income. Also, if you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings withdrawn. The death benefit is paid to your beneficiary income tax free. However, estate taxes may apply.


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


Under the Policy you may surrender the Policy at anytime for its Cash Surrender Value. You can also borrow some of your Policy Value. The minimum loan amount is $1,000. Loans will affect the death benefit, Policy Value and investment performance. You cannot make partial surrenders.


8. OTHER INFORMATION
--------------------------------------------------------------------------------


RIGHT TO EXAMINE

If you cancel your Policy within ten days after you receive it (or whatever period is required in your state), we will return to you the greater of (1) the premium(s) you paid or (2) your Policy Value on the day we, or the agent through whom it was purchased, received the returned Policy. Until the end of the time you are allowed to examine your Policy (15 days or the required period in your state), your premium will remain in the Money Market Fund. After that, we will invest your Policy Value as you requested.

WHO SHOULD PURCHASE THE POLICY?

The Policy is designed for an individual who wants to:

o create or conserve his/her estate;

o retain access to cash through loans and surrenders; and

o use the income tax advantages of life insurance.

If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the Policy is appropriate. Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life of an insured. Replacement of an existing policy with this Policy may not be advantageous to your situation.

Allianz Life will not issue a Policy on an insured older than 80. However, we may waive this requirement under special circumstances.


9. INQUIRIES
-------------------------------------------------------------------------------


If you need more information, please contact us at:

   Allianz Life Insurance Company of North America
   1750 Hennepin Ave.
   Minneapolis, MN 55403
   800-542-5437

If you need Policy owner service (such as changes in Policy information, questions regarding Policy Values, or to make a loan), please contact us at:

   Valuemark Service Center
   300 Berwyn Park
   P.O. BOX 3031
   Berwyn, PA 19312
   800-624-0197


PART I


1. THE VARIABLE LIFE
INSURANCE POLICY
--------------------------------------------------------------------------------


This variable life insurance policy is a contract between you, the owner, and Allianz Life, an insurance company. This kind of policy is most commonly used for estate planning.

While the insured is still alive, you can select among the variable options offered in the Policy. (There are currently 25 variable options each of which invests in a portfolio of Franklin Valuemark Funds. The portfolios are listed in
Item 3.) You can transfer between the variable options up to 12 times a year without charge. The Policy Value and, under some circumstances, the death benefit will go up or down depending upon the investment experience of the portfolio(s) you select. This gives you the opportunity to capture the upside potential of the market. It also means you could lose money.

While your money remains in the Policy, you pay no current income taxes on earnings or gains. This is called tax-deferred accumulation. It helps your money grow faster. Subject to some limitations, you may take money out at any time through loans or a surrender. There are no partial surrenders allowed, only full surrenders. However, any money you take out, even as a loan, is taxed as earnings until all earnings have been removed from the Policy. If you are younger than age 591/2 when you take money out, you may also incur an additional 10% federal tax penalty. If you purchased a Policy in exchange for a policy issued prior to June 21, 1988, different tax rules may apply. (See Section 6. Taxes. Part II also contains more detailed information regarding taxes.)

Because this is a life insurance policy, it provides a death benefit, which is an amount greater than your Policy Value. When the insured dies, the death benefit (minus any loans and any accrued loan interest) is paid to your beneficiary free from federal income tax. Estate taxes may apply.


2. PURCHASES
--------------------------------------------------------------------------------


SINGLE PREMIUM

The single premium is the money you give us to buy the Policy. The minimum single premium we will accept is $20,000. When you apply for the Policy, you request a specific amount of insurance which will vary depending, in part, on the amount of the premium you pay. We call this amount the Face Amount of the Policy. The Internal Revenue Code (Code) has established certain criteria which must be met in order for a life insurance policy to qualify as life insurance under the Code. The Code requires that there be a minimum Face Amount for a specified premium depending upon the age of the insured.

APPLICATION FOR A POLICY

In order to purchase a Policy, you must submit to us an application which provides us with information on the proposed insured. In some cases, we will ask for additional information. We may request that the insured provide us with medical records or possibly require other medical tests.

We will not issue a Policy if the insured is over age 80, except under special circumstances.

We will review all the information we have about the insured and determine whether or not the insured meets our standards for issuing the Policy. This process is called underwriting. If the insured meets all of our underwriting requirements, we will issue a Policy. There are several underwriting classes under which the Policy may be issued. We will not issue the Policy unless the premium and the application are in good order as determined by our underwriting rules.

ALLOCATION OF SINGLE PREMIUM

When you purchase a Policy, we will initially invest your money in the Money Market Fund. After 15 days from the issue date (or the period required in your state), we will allocate your Policy Value to the portfolios as you requested in the application. The issue date is the date that underwriting is completed and we issue the policy. We reserve the right to limit the number of variable options which you can invest in. Currently, you can invest in up to 10 variable options.

If as a result of underwriting review, we do not issue you a Policy, we will return your premium, plus interest required by your state.

FREE LOOK

If you change your mind about owning a Policy, you can cancel it within 10 days after receiving it (or the period required in your state). We will give you back the greater of your premium payment or your Policy Value. Any amounts we refund will include all Policy fees and charges.

GRACE PERIOD

Your policy will lapse if your total Indebtedness under the Policy is greater than your Policy Value less any uncollected Deductions. If you have no loan outstanding, the Policy cannot lapse even if your Policy Value goes to zero.

If your Policy does lapse, you have a 31-day grace period to repay your loan by making a payment of at least an amount which is sufficient to keep your Policy in force through 3 Processing Dates. If you do not make the required loan repayment by the end of the grace period, your Policy will lapse and all coverage under your Policy will terminate without value.

Your Policy continues in force during the grace period. If the insured dies during the grace period, the death benefit is calculated as the death benefit in effect immediately prior to the start of the grace period less any accrued Deductions and less any Indebtedness.

REINSTATEMENT

If your Policy terminates while the insured is still alive you can have it reinstated if the Policy did not terminate because you made a total surrender. You can only reinstate your Policy during the lifetime of the insured.

The requirements for a reinstatement are:

o We must receive a properly executed application for reinstatement. It must be sent to our Service Office.

o You must provide us with satisfactory evidence of insurability of the insured.

o You must pay a premium sufficient to keep the Policy in force through 3 Processing Dates.

o You must repay any Indebtedness.

We will reinstate your Policy on the next Processing Date after we approve the reinstatement application.

The effective date of the reinstated Policy is the next processing date following our approval of your application for reinstatement.

POLICY VALUES

The value of your Policy will go up or down depending upon the investment performance of the portfolio(s) you choose and the charges and deductions made against the Policy Value. In order to keep track of your Policy Value, we use a unit of measure we call a Valuation Unit. (A Valuation Unit works like a share of a mutual fund.)

Every business day Allianz Life determines the value of a Valuation Unit for each of the variable options. The value of a Valuation Unit for any given business day is determined by multiplying a factor we call the net investment factor times the value of Valuation Unit for the previous business day. We do this for each variable option. The net investment factor is a number that reflects the change (up or down) in an underlying investment portfolio share. Our business days are each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

The value of a Valuation Unit may go up or down from day to day.

When you make a premium payment, we credit your Policy with Valuation Units. The number of Valuation Units credited is determined by dividing the amount of premiums allocated to a variable option by the value of the Valuation Unit for that variable option.

When we assess the Deductions we do so by deducting Valuation Units from your Policy. If you select more than one variable option, we make the deductions pro rata from all of the variable options. When you make a loan we also deduct Valuation Units and place the amount in the Loan Account.

EXCHANGE PROVISION

You can exchange a Policy for a policy with benefits that do not vary with the investment results of the portfolios. You must elect such an exchange within 24 months after we issue you the Policy. You do not need to submit any evidence of insurability so long as the benefits under the new policy are equal to or less than the benefits under the Policy at the time of exchange.


3. INVESTMENT OPTIONS
-------------------------------------------------------------------------------


The Policy offers variable options which invest in Class 1 shares of 25 portfolios of Franklin Valuemark Funds which are listed below. Additional portfolios may be available in the future.

You should read the prospectus for Franklin Valuemark Funds (which is attached to this prospectus) carefully before investing.

Franklin Valuemark Funds (Trust) is the mutual fund underlying your Policy. Each portfolio has its own investment objective. The Trust issues two classes of shares which are described in the accompanying Trust prospectus. Only Class 1 shares are available in connection with your Policy. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the portfolios.

The following is a list of the Portfolios available under the Policy:
                                               Investment
Available Portfolios                            Managers
-------------------------------------------------------------------------------

PORTFOLIO SEEKING
CAPITAL PRESERVATION AND INCOME
Money Market Fund                                  FA

PORTFOLIOS SEEKING INCOME
High Income Fund                                   FA
Templeton Global Income Securities Fund            FA
U.S. Government Securities Fund                    FA
Zero Coupon Funds-2000,2005,2010                   FA


                                               Investment
Available Portfolios                            Managers

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund                   FA
Growth and Income Fund                             FA
Income Securities Fund                             FA
Mutual Shares Securities Fund                      FMA
Real Estate Securities Fund                        FA
Rising Dividends Fund                              FAS
Templeton Global Asset Allocation Fund             TGA
Value Securities Fund                              FAS

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund                                FA
Global Health Care Securities Fund                 FA
Mutual Discovery Securities Fund                   FMA
Natural Resources Securities Fund                  FA
Small Cap Fund                                     FA
Templeton Developing Markets Equity Fund           TAM
Templeton Global Growth Fund                       TGA
Templeton International Equity Fund                FA
Templeton International Smaller Companies Fund     TIC
Templeton Pacific Growth Fund                      FA

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by Allianz Life and variable annuity contracts offered by Allianz Life and its affiliates. Franklin Valuemark Funds believes that offering its shares in this manner will not be disadvantageous to you.

TRANSFERS

You can transfer money among the 25 variable options.

You can make 12 transfers every Policy Year without charge while the insured is alive. If you make more than 12 transfers in a year, there is a transfer fee deducted. (We measure years from your Policy Date.) The fee is $25 per transfer or, if less, 2% of the amount transferred. The minimum amount which you can transfer is $500, or your entire value in the variable option.

You can make transfers by telephone only if you previously elected to do so in writing. Unless we are instructed otherwise, if you own the Policy with a joint owner we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions.

We have not designed the Policy for use by professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a portfolio. We reserve the right to reject any transfer request from any person, if in the portfolio managers' judgment, a portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

SUBSTITUTION

We may elect to substitute one of the variable options you have selected with another variable option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this. We may also limit further investment in a variable option if we deem the investment inappropriate.


4. EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. These charges and expenses are:

INSURANCE CHARGES

Each business day we will make a deduction for the mortality and expense risk charge and the administrative charge.

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 0.60% of the Policy Value of the Policy. This charge cannot be increased. This charge compensates us for assuming the mortality and expense risks under the Policy.

Administrative Charge. This charge is equal, on an annual basis, to .15% of the Policy Value of your Policy. This charge cannot be increased. This charge compensates us for expenses we incur in the administration of the Policies.

COST OF INSURANCE CHARGE

This charge compensates us for insurance coverage provided since the last Processing Date.

The guaranteed cost of insurance charge is determined by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is the difference between the death benefit and the sum of your Cash Surrender Value and your loan account value. The cost of insurance rate is based upon the sex (in states where permitted), age and rate classification of the insured. The rate classification of the insured is determined through our underwriting process.

The Policy provides that for standard risks, the guaranteed cost of insurance rate is based on the Commissioners Standard 1980 Ordinary Male and Female, Smoker and Non-Smoker Mortality Tables last birthday (1980 CSO Tables). For substandard risks, the guaranteed cost of insurance rate is higher and will be based upon a multiple of the 1980 CSO Tables. The multiple is based on the insured's substandard rating. Tables setting forth the guaranteed cost of insurance rates are included in each Policy.

We can use rates that are less than the guaranteed cost of insurance rates shown in the Policy. We refer to these rates as the current cost of insurance rates. The current rates we currently use are approximately 75% of the 1980 CSO Tables. The current rates will never be more than the guaranteed maximum cost of insurance rates.

DEFERRED ISSUE CHARGE

When we receive your single premium payment, a Deferred Issue Charge of 7% is accrued. We deduct this charge in 10 equal annual deductions of .7% on Policy Anniversaries for the first 10 Policy Years. If you surrender the Policy before the full amount is deducted, the uncollected portion of this charge is deducted from the Policy Value. The total Deferred Issue Charge is 7.0%. The Deferred Issue Charge is for premium taxes (2.5% of the single-premium); sales charge
(4.0%  of  the   single-premium);   and  Policy   issue   charge  (0.5%  of  the
single-premium). For policies issued in the state of California only, the Deferred Issue Charge is for premium taxes (2.35% of the single-premium); sales charge (4.15% of the single-premium); and Policy issue charge (0.5% of the single-premium).

Premium Taxes - Most states and certain jurisdictions, such as cities and counties, tax premium payments. Premium taxes vary from state to state and generally range from 2% to 3%. This charge does not apply in states that have no premium tax.

Sales Charge - This sales charge reimburses us for expenses incurred in connection with the promotion, sale and distribution of the Policy. This charge is not expected to cover all of our distribution costs. If this charge is insufficient to cover the distribution costs, we may make up the difference from our general assets and from the profit we expect from the Mortality and Expense Risk Charge.

Policy Issue Charge - This charge is designed to cover the administrative expenses we incur in connection with issuing a Policy. Such expenses include initial underwriting review, medical examinations, inspection reports, attending physicians' statements, insurance underwriting costs, Policy issuance costs, establishing permanent Policy records, preparation of illustrations, preparation of riders and the initial confirmation of the transaction.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the Policy Date. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less. If we do assess a transfer fee, it will be deducted from the amount transferred.

Your initial allocation will not count in determining the transfer fee.

TAXES

We may assess a charge against a Policy for any taxes attributable to the Policy. We do not expect to incur such taxes.

PORTFOLIO EXPENSES

There are deductions from the assets of the various portfolios for operating expenses (including management fees), which are summarized below. See the Franklin Valuemark Funds prospectus for a complete description.


FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES: CLASS 1 SHARES
(as a percentage of a Franklin Valuemark Funds' average net assets).

The Management and Portfolio  Administration  Fees and Total Annual  Expenses for each Portfolio are based on a percentage of that
Portfolio's  average  net assets for the most recent  fiscal  year.  See the  prospectus  for  Franklin  Valuemark  Funds for more information.

                                                          Management
                                                         and Portfolio                                  Total Annual
                                                     Administration Fees1       Other Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------

Capital Growth Fund                                          .75%                    .02%                    .77%

Global Health Care Securities Fund2                          .75%                    .09%                    .84%

Global Utilities Securities Fund                             .47%                    .03%                    .50%

Growth and Income Fund                                       .47%                    .02%                    .49%

High Income Fund                                             .50%                    .03%                    .53%

Income Securities Fund                                       .47%                    .02%                    .49%

Money Market Fund                                            .51%                    .02%                    .53%

Mutual Discovery Securities Fund                             .95%                    .05%                   1.00%

Mutual Shares Securities Fund                                .74%                    .03%                    .77%

Natural Resources Securities Fund                            .62%                    .02%                    .64%

Real Estate Securities Fund                                  .52%                    .02%                    .54%

Rising Dividends Fund                                        .70%                    .02%                    .72%

Small Cap Fund                                               .75%                    .02%                    .77%

Templeton Developing Markets Equity Fund                    1.25%                    .16%                   1.41%

Templeton Global Asset Allocation Fund                       .80%                    .04%                    .84%

Templeton Global Growth Fund                                 .83%                    .05%                    .88%

Templeton Global Income Securities Fund                      .57%                    .06%                    .63%

Templeton International Equity Fund                          .80%                    .08%                    .88%

Templeton International Smaller Companies Fund              1.00%                    .10%                   1.10%

Templeton Pacific Growth Fund                                .99%                    .11%                   1.10%

U.S. Government Securities Fund                              .48%                    .02%                    .50%

Value Securities Fund2                                       .75%                    .08%                    .83%

Zero Coupon Fund - 2000                                      .63%                    .03%                    .66%

Zero Coupon Fund - 2005                                      .63%                    .03%                    .66%

Zero Coupon Fund - 2010                                      .62%                    .04%                    .66%

1. The  Portfolio  Administration  Fee is a direct  expense  for the Global  Health Care  Securities  Fund,  the Mutual  Discovery
Securities  Fund, the Mutual Shares  Securities  Fund, the Templeton  Global Asset  Allocation  Fund, the Templeton  International
Smaller Companies Fund, and the Value Securities Fund; other Portfolios pay for similar services indirectly through the Management
Fee. See the  Franklin  Valuemark  Funds  prospectus  for further  information  regarding  these fees.

2. The Global Health Care Securities Fund and the Value Securities Fund commenced operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1999.

5. DEATH BENEFIT
--------------------------------------------------------------------------------


The primary purpose of the Policy is to provide death benefit protection on the life of your insured. Even if your Policy Value is $0, the Policy will not lapse if there is no Indebtedness under the Policy.

The death benefit is paid upon receipt of due proof of the insured's death. The death benefit is the greater of: (1) the Face Amount; or (2) the variable insurance amount as of the date we receive proof of death of the insured. After the issue date, the variable insurance amount will be your Policy Value, less the uncollected Deductions, multiplied by the net single premium factor for the insured's attained age as of such date. The table of net single premium factors is contained in Appendix B to this prospectus and is shown in your Policy. The Face Amount is determined on the date we issue your Policy. The variable insurance amount is the same as the Face Amount on that date. Thereafter the variable insurance amount will vary.

The amount payable for the death benefit is reduced by any Indebtedness and any accrued Deductions, and is increased by amount due from riders. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state. Your Policy will terminate without value, as described in the grace period provision, if your Indebtedness is greater than the Policy Value less the uncollected Deductions.


6. TAXES
--------------------------------------------------------------------------------


NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any person. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II of this prospectus.

LIFE INSURANCE IN GENERAL

Life insurance, such as the Policy, is a means of providing for certain financial protections upon your death and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. The beneficiaries are not taxed when they receive the death proceeds upon the death of the insured. However, estate taxes may apply.

You, as the owner, will not be taxed on increases in the value of your Policy until a distribution occur -- either as a surrender or as a loan. When you receive a distribution, you are taxed on the amount of the surrender that is earnings.

TAKING MONEY OUT OF YOUR POLICY

For tax purposes, your Policy will be treated as a modified endowment contract, unless under certain circumstances it was exchanged for a policy issued before June 21, 1988. Consequently, if you make a withdrawal or take a loan from your Policy, the Code treats it as first coming from earnings and then from your premiums. These earnings are included in taxable income.

The Code also provides that any amount received from an insurance policy which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: (1) paid on or after the taxpayer reaches age 591/2; (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or (3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer. If you purchased a Policy in exchange for a policy issued prior to June 21, 1988, different tax rules may apply. See "Tax Status" in Part II for more details.

DIVERSIFICATION

The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with the requirements.

Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


The Cash Surrender Value in your Policy is available:
(1) by making a complete surrender, or (2) by taking a loan from your Policy.

LOANS

You may borrow money from us while the Policy is still in force. The Policy is the only security we require for a Policy loan. You cannot borrow against your Policy until the end of the right to examine period and you cannot borrow if the Policy is in a grace period. Loans are considered distributions from the Policy for tax purposes and the portion of the loan that has come from earnings will be taxable to you and may be subject to a 10% penalty tax. Loan amounts are treated as coming first from earnings and then from premiums. See "Tax Status" in Part II for more details.

Loan Amount. The maximum loan amount is equal to 90% of the Policy Value less any uncollected Deductions.

The minimum loan amount is $1,000. If total loans equal or exceed the Policy Value, the Policy will terminate at the end of the grace period if an appropriate loan repayment is not made.

Loan Account. When you make a loan, a portion of your Policy Value equal to the loan will be transferred on a prorata basis from the portfolios to the loan account. The loan account is a portion of our general account that contains Policy Values attributable to Policy loans.

Loan Interest. Loan interest due on the Policy loan accrues daily at a current rate of 4.75% per annum. The loan interest is due each Policy Anniversary and if not paid will become part of the loan. When that happens, a portion of the Policy Value equal to the loan interest due is transferred, on a prorata basis, from the portfolios to the loan account.

Interest Credited. Amounts held in the loan account are credited daily with interest, at a current rate of 4.0% per annum.

Effect of Loan. When you make a loan against your Policy, we will redeem Valuation Units from the portfolios equal to the loan request and transfer that amount to the loan account.

A Policy loan, whether or not repaid, will have a permanent effect on the Policy. This is because the loan account does not share in the investment results of the portfolio(s). If it is not repaid, the Policy loan and accrued loan interest will reduce the amount of Policy Value. It will also reduce the amount payable at death because Indebtedness is deducted from the death benefit.

Loan Repayments. You can repay all or part of a loan at any time while your Policy is in force and the insured is alive. The minimum loan repayment amount is $1,000. If you want to repay a loan in full, the loan repayment must equal the loan plus all the accrued loan interest. When you repay a loan, we will transfer the amount held in the loan account to the portfolios according to your most recent instructions.

Unless you tell us otherwise, any payment we receive from you will go first to pay any interest due and then to repay any loan.

TOTAL SURRENDER AND TERMINATION
OF THE POLICY

You can terminate your Policy by notifying us in writing. We will pay you the Cash Surrender Value. When that happens, the Policy will be terminated and there will be no other benefits. When you make a total surrender we deduct any uncollected Deductions. Partial surrenders are not allowed.

Your Policy will also terminate if the grace period has ended or the insured has died.


8. OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherugs-AG Holding.

NALAC Financial Plans, LLC is our wholly-owned subsidiary. It provides marketing services and is the principal underwriter of the Policy. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Policies.

Administration for the Policy is provided at our Service Office:

   Valuemark Service Center
   300 Berwyn Park
   P.O. Box 3031
   Berwyn, Pennsylvania 19312
   (800) 624-0197

YEAR 2000

Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Allianz Life will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT

We established a separate account, Allianz Life Separate Account A (Separate Account), to hold the assets that underlie the Policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Policies and not against any other policies we may issue.

DISTRIBUTOR

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Ave., Minneapolis, MN 55403, acts as the distributor of the Policies. NFP is an affiliate of Allianz Life.

Commissions will be paid to broker-dealers who sell the Policies. Broker-dealers will be paid commissions up to 6% of premiums and a trail commission up to .25% per year of the Policy Value after the first Policy Year. In addition, under certain circumstances, Allianz Life may pay certain sellers production bonuses which will take into account, among other things, the total premiums which have been paid under Policies associated with the broker-dealer. In addition, Allianz Life and Franklin Advisers, Inc. and/or its affiliates may pay certain sellers for other services not directly related to the sale of the Policies (such as special marketing support allowances).

Sometimes, we enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commission. A persistency bonus is paid as an additional commission to certain broker-dealers based on the value and length of time in force for the block of policies associated with the broker-dealer.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone any payments or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or Allianz Life cannot reasonably value the shares of the portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

OWNERSHIP

Owner. You, as the owner of the Policy, have all of the rights under the Policy. If you die while the Policy is still in force and the insured is living, ownership passes to a successor owner or if none, then your estate becomes the owner.

Joint Owner. The Policy can be owned by joint owners. Authorization of both joint owners is required for all Policy changes except for telephone transfers.

Beneficiary. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the Policy is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies. If there is an irrevocable beneficiary, all Policy changes except premium allocations and transfers require the consent of the beneficiary.

Assignment. You can transfer ownership of (assign) the Policy.

PART II - MORE INFORMATION

MANAGEMENT OF ALLIANZ LIFE

As of May 1, 1999, the directors and executive officers of the Company and their principal occupations for the past 5 years are as follows:

Name               Principal Occupations During the Past Five Years
--------------------------------------------------------------------------------

Lowell C. Anderson      Chairman, President and Chief Executive Officer of the
                        Company since October, 1988.

Herbert F. Hansmeyer    Chairman of the Board of Allianz Life of America  Corp.
                        Member of the Board of Management of Allianz Life-AG,
                        Munich, Germany, since 1986.

Dr. Gerhard Rupprecht   Chairman of the Board of Management - Allianz Life
                        Lebensversicherungs since 1979.

Michael P. Sullivan     President, Chief Executive Officer and Director of
                        International Dairy Queen, Inc. since 1987.

Michael T. Westermeyer  Vice President - Corporate Legal Officer and Secretary
                        of the Company since April 1997. Formerly Second Vice President, Senior Counsel and Assistant Secretary of the Company.

Paul Howman             Vice President - Underwriting of the Company since 1995.

Robert S. James         President - Individual Marketing Division of the Company
                        since March 31, 1995. Previously President of Financial
                        Markets Division.

Edward J. Bonach        Executive Vice President - Chief Financial Officer and
                        Treasurer of the Company since 1993.

Ronald L. Wobbeking     President - Mass Marketing Division of the Company since
                        September 1991.

Rev. Dennis J. Dease    President, University of St. Thomas, St. Paul since July
                        1991.

James R. Campbell       Chairman and Chief Executive Officer of Norwest Bank MN,
                        N.A. since 1998. Previously Executive Vice President since February 1988.

Robert M. Kimmitt       Partner in the law firm of Wilmer, Cutler & Pickering.

ADMINISTRATION OF THE POLICIES

While we have primary responsibility for all administration of the Policies and the Separate Account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administrative Agreement. Such administrative services include issuance of the Policies and maintenance of Policy owners' records. We pay all charges and fees assessed by DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. Our ability to administer the Policies could be adversely affected should DVFS elect to terminate the Agreement.

VOTING

Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from owners having a voting interest. We will vote shares for which we have not received instructions. We will vote all shares in the same proportion as the shares for which we have received instructions. We will vote our shares in the same manner. Franklin Valuemark Funds does not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation thereof changes so as to permit us to vote the shares in our own right, we may elect to do so.

The voting interests of an owner in Franklin Valuemark Funds is determined as follows:

o Owners may cast one vote for each $100 of Policy Value which is allocated to a portfolio on the record date. Fractional votes are counted.

o The number of shares which a person has a right to vote will be determined as of the date chosen by us. This will be done not more than 60 days prior to the meeting of the fund. Voting instructions will be solicited by written communication at least 14 days prior to such meeting.

o Each owner having a voting interest will receive periodic reports relating to the portfolios in which he or she has an interest, proxy material and a form with which to give such voting instructions.

Disregard of Voting Instructions. We may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the funds, if such disapproval:

o is reasonable and is based on a good faith determination by us that the change would violate state or federal law;

o the change would not be consistent with the investment objectives of the portfolios; or

o which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

THE SEPARATE ACCOUNT

We have established the separate account, Allianz Life Separate Account A (Separate Account), to hold the assets that underlie the Policies. Our Board of Directors adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into variable options (also known as sub-accounts). Each variable option invests in one class of shares of a portfolio.

The investment program of the Separate Account will not be changed without the approval by the Insurance Commissioner of the state of Minnesota. If required, the approval process is on file with the Commissioner of the state in which this Policy is issued.

If the New York Stock Exchange is closed (except for holidays and weekends) or trading is restricted due to an emergency as defined by the Securities and Exchange Commission so that we cannot value Valuation Units, we may postpone all procedures which require valuation of the Valuation Units until valuation is possible.

LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Policies.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the insured(s) is incorrectly stated, the death benefit will be adjusted. This adjustment will reflect the death benefit that would have been provided by the last cost of insurance at the correct age and/or sex of the insured.

OUR RIGHT TO CONTEST

We cannot contest the validity of the Policy, except in the case of fraud after it has been in effect during the insured's lifetime for 2 years from the Policy Date. If the Policy is reinstated, the 2-year period is measured from the date of reinstatement. In addition, if the insured commits suicide in the 2-year period, or such period as specified in state law, the benefit payable is limited to premiums paid, less debt and less any surrenders.

SETTLEMENT OPTIONS

The Cash Surrender Value or the death proceeds may be paid in a lump sum or may be applied to one of the Settlement Options. The Settlement Options are:

Option 1: Proceeds at Interest

Option 2: Payments for a Definite Period

Option 3: Life Annuity with Minimum Guarantee for Minimum Period

Option 4: Payments for a Designated Amount

Option 5: Life Annuity with Cash Refund

You or the beneficiary can select to have the Settlement Options payable on either a fixed or variable basis.

TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon Allianz Life's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity and its operations form a part of our operation.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  Regulations  (Treas.  Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code are met, "each United States government agency or instrumentality shall be treated as a separate issuer".

We intend that each portfolio underlying the Policies will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances where owner control of the investments of the Separate Account causes the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account.

In the event any future guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds. Loan proceeds and/or surrender payments from the Policies, including those resulting from the lapse of the Policy, are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% federal income tax penalty. (See "Tax Treatment of Loans and Surrenders".) Otherwise, the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Furthermore, the owner is not deemed to be in constructive receipt of the Policy Value or Cash Surrender Value, including increments thereon, under a Policy until surrender thereof. If the death proceeds are to be paid under one of the Settlement Options, the payments will be pro rated between the amount attributable to the death benefit which will be excludable from the beneficiary's income and the amount attributable to interest which will be includable in the beneficiary's income.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Policy owner or beneficiary. Owners and beneficiaries should consult their tax advisers.

Tax Treatment of Loans and Surrenders. The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts". The Policy's premium requirements are such that Policies issued on or after June 21, 1988 will be treated as modified endowment contracts. A Policy received in exchange for a modified endowment contract is also a modified endowment contract regardless of whether it meets the 7-pay test.

However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a modified endowment contract if no additional premiums are paid.

A Policy that was entered into prior to June 21, 1988 may be deemed to be a modified endowment contract if it is materially changed and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. A material change would include any increase in the future benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy Years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Assuming that the Policy is treated as a modified endowment contract, surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distribution: (1) made on or after the date on which the taxpayer reaches age 591/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary. Furthermore, only under limited circumstances will interest paid on Policy loans be tax deductible.

If a Policy is not classified as a modified endowment contract, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a modified endowment contract, will be treated as indebtedness of the Owner and not a distribution. Upon complete surrender or lapse of the Policy or when maturity benefits are paid, if the amount received plus the policy debt exceeds the total premiums paid that are not treated as previously surrendered by the Policy owner, the excess generally will be treated as ordinary income.

Policy owners should seek competent tax advice on the tax consequences of taking loans, making a total surrender or making any material modifications to their Policies.

Multiple Policies. The Code further provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. Policy owners should therefore consult competent tax advisers should they wish to assign or change the owner of their Policies.

Qualified Plans. The Policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent qualified plans consultant.

Income Tax Withholding. All distributions or the portion thereof which is includable in gross income of the Policy owner are subject to federal income tax withholding. However, the Policy owner in most cases may elect not to have taxes withheld. The Policy owner may be required to pay penalties under the estimated tax rules, if the Policy owner's withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

We will send to each owner semi-annual and annual reports of the portfolios. Within 30 days after each Policy Anniversary, an annual statement will be sent to each owner. The statement will show the current amount of death benefit payable under the Policy, the current Policy Value, the current Cash Surrender Value, current debt and will show all transactions previously confirmed. The statement will also show premiums paid and all charges deducted during the Policy Year.

Confirmations will be mailed to Policy owners within seven days of the transaction of: (a) the receipt of premium; (b) any transfer between portfolios;
(c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free look privilege; and (f) payment of the death benefit under the Policy. Upon request a Policy owner shall be entitled to a receipt of premium payment.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. Allianz Life is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account A and the consolidated financial statements of Allianz Life as of and for the year ended December 31, 1998 included in this Prospectus have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life that are included in this prospectus should be considered only as bearing upon our ability to meet our obligations under the Policy.

                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OF
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Financial Statements

                               December 31, 1998

Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Independent Auditors'Report

The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1998, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.

                                           KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 29, 1999



Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
December 31, 1998


                                                 Capital  Global Health  Global Utilities Growth and  High     Income    Money
                                                 Growth  Care Securities Securities       Income     Income  Securities  Market
                                                  Fund       Fund          Fund            Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund,
   20,238 shares, cost $291,200                 $325,424          -          -         -          -         -         -
  Global Health Care Securities Fund,
   774 shares, cost $6,591                             -      8,285          -         -          -         -         -
  Global Utilities Securities Fund,
   85,290 shares, cost $1,292,716                      -          -  1,743,335         -          -         -         -
  Growth and Income Fund,
   142,817 shares, cost $2,429,075                     -          -          - 2,907,763          -         -         -
  High Income Fund,
   124,657 shares, cost $1,592,204                     -          -          -         -  1,655,443         -         -
  Income Securities Fund,
   92,113 shares, cost $1,526,016                      -          -          -         -          - 1,558,547         -
  Money Market Fund,
   1,906,414 shares, cost $1,906,414                   -          -          -         -          -         - 1,906,414
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     325,424      8,285  1,743,335 2,907,763  1,655,443 1,558,547 1,906,414
Liabilities:
 Accrued mortality and expense risk charges          505         16      1,268     1,458      1,194     1,226     1,822
 Accrued administrative charges                      126          4        316       364        298       306       456
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    631         20      1,584     1,822      1,492     1,532     2,278
Net assets                                      $324,793      8,265  1,741,751 2,905,941  1,653,951 1,557,015 1,904,136
---------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                  $324,793      8,265  1,741,751 2,905,941  1,653,951 1,557,015 1,904,136
---------------------------------------------------------------------------------------------------------------------------




See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998


                                                                                                               Templeton
                                                   Mutual    Mutual    Natural                                Developing
                                                  Discovery  Shares   Resources Real Estate  Rising     Small  Markets
                                                 SecuritiesSecuritiesSecurities Securities  Dividends    Cap    Equity
                                                    Fund      Fund      Fund       Fund       Fund      Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Discovery Securities Fund,
   36,383 shares, cost $433,409                 $410,762          -          -         -          -         -         -
  Mutual Shares Securities Fund,
   86,962 shares, cost $1,021,958                      -  1,040,062          -         -          -         -         -
  Natural Resources Securities Fund,
  15,067 shares, cost $182,925                         -          -    126,410         -          -         -         -
  Real Estate Securities Fund,
   30,309 shares, cost $636,087                        -          -          -   604,058          -         -         -
  Rising Dividends Fund,
   55,775 shares, cost $933,572                        -          -          -         -  1,010,086         -         -
  Small Cap Fund,
   59,126 shares, cost $833,923                        -          -          -         -          -   811,211         -
  Templeton Developing Markets Equity Fund,
   81,734 shares, cost $832,181                        -          -          -         -          -         -   564,782
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     410,762  1,040,062    126,410   604,058  1,010,086   811,211   564,782
Liabilities:
 Accrued mortality and expense risk charges          511      1,141      1,078     1,100      1,186     1,161     1,058
 Accrued administrative charges                      127        285        269       275        297       290       264
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    638      1,426      1,347     1,375      1,483     1,451     1,322
---------------------------------------------------------------------------------------------------------------------------
Net assets                                      $410,124  1,038,636    125,063   602,683  1,008,603   809,760   563,460
---------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 4)                  $410,124  1,038,636    125,063   602,683  1,008,603   809,760   563,460

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998


                                                                                            Templeton
                                                  Templeton Templeton Templeton  TempletonInternationalTempleton U.S.
                                                Global Asset Global Global IncomeInternationalSmaller  PacificGovernment
                                                 Allocation  Growth  Securities   Equity    Companies  Growth Securities
                                                    Fund      Fund      Fund       Fund       Fund      Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund,
   18,881 shares, cost $217,784                 $239,226          -          -         -          -         -         -
  Templeton Global Growth Fund,
   120,846 shares, cost $1,659,909                     -  1,784,902          -         -          -         -         -
  Templeton Global Income Securities Fund,
   14,806 shares, cost $189,049                        -          -    190,556         -          -         -         -
  Templeton International Equity Fund,
   117,816 shares, cost $1,768,945                     -          -          - 1,828,501          -         -         -
  Templeton International Smaller Companies Fund,
   1,986 shares, cost $23,637                          -          -          -         -     18,267         -         -
  Templeton Pacific Growth Fund,
   36,695 shares, cost $418,438                        -          -          -         -          -   275,579         -
  U.S. Government Securities Fund,
   65,484 shares, cost $805,338                        -          -          -         -          -         -   909,579
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     239,226  1,784,902    190,556 1,828,501     18,267   275,579   909,579
Liabilities:
 Accrued mortality and expense risk charges          503      1,225        978     1,309        131     1,006     1,074
 Accrued administrative charges                      125        306        243       327         33       251       269
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    628      1,531      1,221     1,636        164     1,257     1,343
---------------------------------------------------------------------------------------------------------------------------
Net assets                                      $238,598  1,783,371    189,335 1,826,865     18,103   274,322   908,236
Policy owners' equity (note 4)                  $238,598  1,783,371    189,335 1,826,865     18,103   274,322   908,236

See   accompanying   notes   to   financial statements.



Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998


                                                                        Value      Zero       Zero      Zero      Total
                                                                     Securities   Coupon     Coupon    Coupon      All
                                                                        Fund    Fund - 2000Fund - 2005Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Value Securities Fund, 398 shares, cost $3,393                        $3,104         -          -         -
  Zero Coupon Fund - 2000, 23,849 shares, cost $274,490                      -   353,200          -         -
  Zero Coupon Fund - 2005 22,076 shares, cost $264,413                       -         -    391,631         -
  Zero Coupon Fund - 2010 23,983 shares, cost $358,785                       -         -          -   456,868
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                             3,104   353,200    391,631   456,868 21,123,995
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                                  6       515        531       545     22,547
 Accrued administrative charges                                              -       129        132       136      5,628
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            6       644        663       681     28,175
Net assets                                                              $3,098   352,556    390,968   456,187 21,095,820
Policy owners' equity (note 4)                                          $3,098   352,556    390,968   456,187 21,095,820

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations
For the years ended December 31, 1998, 1997, and 1996


                                                   Adjustable U.S.                                 Global Health Care
                                                   Government Fund        Capital Growth Fund        Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                 1998   1997    1996      1998   1997    1996      1998   1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                $-     -   18,030       833       7      -         -       -     -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                  -     -      740     1,287      96      2        54       -     -
 Administrative charges                              -     -      185       322      24      -        13       -     -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -     -      925     1,609     120      2        67       -     -
Investment income (loss), net                        -     -   17,105      (776)   (113)    (2)      (67)      -     -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                                   -     -        -         -       -      -         -       -     -
  Realized gains (losses) on sales of
   investments, net                                  -     -  (10,027)      989     (11)     -         2       -     -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net          -     -  (10,027)      989     (11)     -         2       -     -
  Net change in unrealized appreciation
   (depreciation) on investments                     -     -     (200)   34,912    (548)  (140)    1,694       -     -
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net     -     -  (10,227)   35,901    (559)  (140)    1,696       -     -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                    $-     -    6,878    35,125    (672)  (142)    1,629       -     -
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996

                                     Global Utilities Securities Fund  Growth and Income Fund       High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $ 63,845  66,211  75,714    86,614   61,679  28,758   160,598 153,512  167,136
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges         10,459   9,862  11,220    16,628   14,386   9,969    10,568  12,094   12,310
 Administrative charges                      2,615   2,466   2,805     4,157    3,597   2,492     2,642   3,023    3,077
---------------------------------------------------------------------------------------------------------------------------
Total expenses                              13,074  12,328  14,025    20,785   17,983  12,461    13,210  15,117   15,387
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net               50,771  53,883  61,689    65,829   43,696  16,297   147,388 138,395  151,749
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                           93,096  91,611       -   203,765   59,819 101,857     9,531   5,036    8,872
 Realized gains (losses) on sales of
  investments, net                          56,812  59,135 118,555    27,735   75,044  25,750    29,193  43,795   33,892
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                       149,908 150,746 118,555   231,500  134,863 127,607    38,724  48,831   42,764
 Net change in unrealized appreciation
  (depreciation) on investments            (40,828)116,553 (93,370) (118,668) 283,057  37,916  (177,480)  4,999   26,432
---------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation)
   on investments, net                     109,080 267,299  25,185   112,832  417,920 165,523  (138,756) 53,830   69,196
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                   $159,851 321,182  86,874   178,661  461,616 181,820     8,632 192,225  220,945
---------------------------------------------------------------------------------------------------------------------------

See   accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                                                         Investment Grade
                                            Income Securities Fund    Intermediate Bond Fund        Money Market Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $111,419  71,443  33,370         -        -   3,706    62,012 35,286  32,922
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          8,671   7,189   4,656         -        -     366     7,539  4,368   4,291
 Administrative charges                      2,168   1,797   1,164         -        -      91     1,885  1,092   1,073
---------------------------------------------------------------------------------------------------------------------------
Total expenses                              10,839   8,986   5,820         -        -     457     9,424  5,460   5,364
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net              100,580  62,457  27,550         -        -   3,249    52,588 29,826  27,558
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                            26,313  15,347   5,550         -        -       -         -      -       -
  Realized gains (losses) on sales
 of investments, net                         3,544   7,042   2,373         -        -   1,981         -      -       -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                        29,857  22,389   7,923         -        -   1,981         -      -       -
 Net change in unrealized appreciation
(depreciation) on investments             (115,794) 68,874  37,183         -        -  (3,575)        -      -       -
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net        (85,937) 91,263  45,106         -        -  (1,594)        -      -       -
Net increase (decrease) in net
 assets from operations                   $ 14,643 153,720  72,656         -        -   1,655    52,588 29,826  27,558
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                               Mutual Discovery            Mutual Shares           Natural Resources
                                                Securities Fund           Securities Fund            Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares        $5,534      40       -    11,623       72       -     2,271  1,844   2,102
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          2,229   1,140      22     6,003    2,067      31       461    416   1,012
 Administrative charges                        557     285       5     1,501      517       8       115    104     253
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               2,786   1,425      27     7,504    2,584      39       576    520   1,265
Investment income (loss), net                2,748  (1,385)    (27)    4,119   (2,512)    (39)    1,695  1,324     837
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                           5,149       -       -    10,153        -       -         -      -   1,927
  Realized gains (losses) on sales
   of investments, net                       5,744     166       -    10,137    2,034       2    (8,058)(1,936) 14,498
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
   investments, net                         10,893     166         -   20,290   2,034         2 (8,058) (1,936) 16,425
 Net change in unrealized appreciation
  (depreciation) on investments            (49,861) 26,719     495   (35,219)  51,689   1,634   (35,420)(25,118)(8,994)
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                       (38,968) 26,885     495   (14,929)  53,723   1,636   (43,478)(27,054) 7,431
Net increase (decrease) in net
 assets from operations                   ($36,220) 25,500     468   (10,810)  51,211   1,597   (41,783)(25,730) 8,268
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                          Real Estate Securities Fund   Rising Dividends Fund         Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996       1998    1997    1996       1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $ 26,119  12,965   7,943     9,265    5,990   3,981       386    384       -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          3,282   3,466   1,883     5,177    3,657   1,632     3,458  1,277     105
 Administrative charges                        821     867     471     1,294      914     408       865    319      26
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               4,103   4,333   2,354     6,471    4,571   2,040     4,323  1,596     131
Investment income (loss), net               22,016   8,632   5,589     2,794    1,419   1,941    (3,937)(1,212)   (131)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                          16,168   6,191       -   113,543   10,229       -    49,628  4,546       -
  Realized gains (losses) on sales
   of investments, net                      15,172  17,125   1,980     6,199   18,073   2,703    (1,660) 2,723     472
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                        31,340  23,316   1,980   119,742   28,302   2,703    47,968  7,269     472
 Net change in unrealized appreciation
  (depreciation) on investments           (179,557) 57,737  58,343   (77,635)  93,007  44,265   (48,794)22,458   3,624
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                      (148,217) 81,053  60,323    42,107  121,309  46,968      (826)29,727   4,096
Net increase (decrease) in net
 assets from operations                  ($126,201) 89,685  65,912    44,901  122,728  48,909    (4,763) 28,515  3,965
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                             Templeton Developing        Templeton Global           Templeton Global
                                              Markets Equity Fund      Asset Allocation Fund           Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $19,038  10,159    2,914    10,932    7,863     228    39,344  15,984   8,202
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          2,862   3,802    2,551     1,629    2,512   2,065     9,684   7,051   3,948
 Administrative charges                        715     950      638       407      628     516     2,421   1,763     987
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               3,577   4,752    3,189     2,036    3,140   2,581    12,105   8,814   4,935
Investment income (loss), net               15,461   5,407     (275)    8,896    4,723  (2,353)   27,239   7,170   3,267
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                          61,907  16,114    5,391    13,002    2,268     456   143,312   5,328   8,202
  Realized gains (losses) on sales
   of investments, net                     (23,346)  1,960    2,603    11,507   23,197  12,194    13,548  15,707   2,914
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                        38,561  18,074    7,994    24,509   25,465  12,650   156,860  21,035  11,116
Net change in unrealized appreciation
 (depreciation) on investments            (198,108)(127,265) 56,503   (31,637)  11,716  41,378   (70,051) 80,562  91,158
---------------------------------------------------------------------------------------------------------------------------
 Total realized gains (losses) and unrealized
 appreciation (depreciation) on
   investments, net                       (159,547)(109,191) 64,497    (7,128)  37,181  54,028    86,809 101,597 102,274
Net increase (decrease) in net
 assets from operations                  ($144,086)(103,784) 64,222     1,768   41,904  51,675   114,048 108,767 105,541
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                               Templeton Global       Templeton International    Templeton International
                                            Income Securities Fund          Equity Fund          Smaller Companies Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $12,826  10,037   7,568    55,115   33,230  19,177       488     17       -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          1,127     903     745    10,176    8,366   6,014        99     29       3
 Administrative charges                        282     226     186     2,544    2,092   1,504        25      7       1
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               1,409   1,129     931    12,720   10,458   7,518       124     36       4
 Investment income (loss), net              11,417   8,908   6,637    42,395   22,772  11,659       364    (19)     (4)
Realized  gains  (losses)  and   unrealized   appreciation   (depreciation)   on
 investments:
  Realized capital gain distributions
   on mutual funds                               -       -       -   110,714   50,952  23,468       565      -       -
  Realized gains (losses) on sales
   of investments, net                        (315)    668     432     9,119   13,328   4,043      (121)    (2)    119
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                          (315)    668     432   119,833   64,280  27,511       444     (2)    119
Net change in unrealized appreciation
 (depreciation) on investments                (521) (6,915)  2,837   (97,026)  25,384 114,314    (4,295)(1,075)      -
---------------------------------------------------------------------------------------------------------------------------
 Total realized gains (losses) and unrealized
  appreciation (depreciation) on investments, net     (836) (6,247)    3,269   22,807  89,664   141,825 (3,851) (1,077)
119
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                    $10,581   2,661   9,906    65,202  112,436 153,484    (3,487)(1,096)    115
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                       Templeton Pacific Growth Fund U.S. Government Securities Fund Value Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996        1998    1997    1996         1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $10,966   8,455  10,710    64,457   52,576  45,170         -      -       -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          1,388     214   2,726     5,484    5,796   4,926         -      -       -
 Administrative charges                        347      53     682     1,371    1,449   1,231         -      -       -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               1,735     267   3,408     6,855    7,245   6,157         -      -       -
 Investment income (loss), net               9,231   8,188   7,302    57,602   45,331  39,013         -      -       -
Realized  gains  (losses)  and   unrealized   appreciation   (depreciation)   on
 investments:
  Realized capital gain distributions
   on mutual funds                           3,337       -   6,208         -        -       -         -      -      -
  Realized gains (losses) on sales
   of investments, net                     (38,525)    907   6,092    17,179   27,003  18,468        (3)     -       -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                       (35,188)    907  12,300    17,179   27,003  18,468        (3)     -       -
Net change in unrealized appreciation
 (depreciation) on investments              (7,500)(164,185)12,362   (18,101)     136 (37,068)     (289)     -       -
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                       (42,688)(163,278)24,662      (922)  27,139 (18,600)     (292)     -       -
Net increase (decrease) in net
 assets from operations                   ($33,457) (155,090)31,964   56,680   72,470  20,413      (292)     -       -
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                            Zero Coupon Fund - 2000   Zero Coupon Fund - 2005    Zero Coupon Fund - 2010
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares       $27,976  24,296  19,213    22,733   25,018  19,668    25,369 22,065   8,167
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          2,236   2,223   2,212     2,431    2,373   2,270     2,862  2,535   1,411
 Administrative charges                        559     556     553       608      593     568       716    634     353
---------------------------------------------------------------------------------------------------------------------------
Total expenses                               2,795   2,779   2,765     3,039    2,966   2,838     3,578  3,169   1,764
 Investment income (loss), net              25,181  21,517  16,448    19,694   22,052  16,830    21,791 18,896   6,403
Realized  gains  (losses)  and   unrealized   appreciation   (depreciation)   on
 investments:
  Realized capital gain distributions
   on mutual funds                           4,476     550     190     5,259       87       -     3,510    176   2,213
  Realized gains (losses) on sales
   of investments, net                       4,953   5,922   2,734     2,463   11,706   4,146     2,415  1,074   6,865
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                         9,429   6,472   2,924     7,722   11,793   4,146     5,925  1,250   9,078
Net change in unrealized appreciation
 (depreciation) on investments             (11,643) (6,554)(13,736)   13,788    1,480 (21,955)   27,536 35,571   4,806
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                        (2,214)    (82)(10,812)   21,510   13,273 (17,809)   33,461 36,821  13,884
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                    $22,967  21,435   5,636    41,204   35,325    (979)   55,252 55,717  20,287
---------------------------------------------------------------------------------------------------------------------------

See   accompanying   notes   to   financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial  Statements  (continued)
Statements of Operations (cont.)
For the years ended December 31, 1998, 1997, and 1996
                                                                                                  Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                             1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                                      $ 829,763   619,133    514,679
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                                                         115,794    95,822     77,110
 Administrative charges                                                                      28,950    23,956     19,277
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                              144,744   119,778     96,387
 Investment income (loss), net                                                              685,019   499,355    418,292
Realized   gains  (losses)  and  unrealized   appreciation   (depreciation)   on
investments:
 Realized capital gain distributions on mutual funds                                        873,428   268,254    164,334
  Realized gains (losses) on sales of investments, net                                      144,683   324,660    252,789
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                                               1,018,111   592,914    417,123
 Net change in unrealized appreciation (depreciation) on investments                     (1,240,497)  548,282    354,212
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized appreciation
 (depreciation) on investments, net                                                        (222,386)1,141,196    771,335
Net increase (decrease) in net assets from operations                                     $ 462,633 1,640,551  1,189,627
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets
For the years ended December 31, 1998, 1997 and 1996
                                                                                                     Global Health
                                       Adjustable U.S. Government Fund   Capital Growth Fund       Care Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996        1998    1997    1996     1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $-       -  17,105      (776)    (113)     (2)      (67)     -       -
  Realized gains (losses) on investments, net    -       -   (10,027)     989     (11)        -      2       -       -
  Net change in unrealized appreciation
   (depreciation) on investments                 -       -    (200)   34,912     (548)   (140)    1,694      -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 -       -   6,878    35,125     (672)   (142)    1,629      -       -
 Policy transactions (note 4):
  Purchase payments                              -       -   6,969         -        -       -         -      -       -
  Transfers between funds                        -       - (34,766)  194,912   94,715   4,560     6,656      -       -
  Surrenders and terminations                    -       -  (1,178)        -        -       -         -      -       -
  Rescissions                                    -       -       -         -        -       -         -      -       -
  Policy loan transactions                       -       -      74         -        -       -         -      -       -
  Other transactions (note 2)                    -       -  (2,842)   (3,276)    (429)      -       (20)     -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions              -       - (31,743)  191,636   94,286   4,560     6,636      -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                -       - (24,865)  226,761   93,614   4,418     8,265      -       -
Net assets at beginning of year                  -       -  24,865    98,032    4,418       -         -      -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $-       -       -   324,793   98,032   4,418     8,265      -       -
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                            Global Utilities Securities Fund    Growth and Income Fund           High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                 1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 50,771   53,883    61,689     65,829    43,696     16,297   147,388   138,395    151,749
  Realized gains (losses) on
   investments, net             149,908   150,746   118,555    231,500   134,863    127,607    38,724    48,831     42,764
  Net change in unrealized
   appreciation (depreciation)
   on investments               (40,828)  116,553  ( 93,370)  (118,668)  283,057     37,916  (177,480)    4,999     26,432
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                     159,851   321,182    86,874    178,661   461,616    181,820     8,632   192,225    220,945
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments             104,584   116,828   127,511    427,399   387,084    347,781    55,984    50,642     57,851
  Transfers between funds       (38,007)  (67,788) (163,650)   282,965   194,269    289,040   (12,125) (140,178)   344,787
  Surrenders and terminations   (46,228)  (8,311)   (80,389)   (66,385) (271,440)   (28,415)  (21,000)  (67,891)    (3,551)
  Rescissions                         -         -         -          -         -          -         -         -          -
  Policy loan transactions       32,511   (60,609)  (97,734)   (31,446)    3,110      8,174  (168,452)  (33,557)     8,073
  Other transactions (note 2)   (65,057) (60,143)   (65,596)  (202,446) (163,700)  (145,312)  (43,702)  (41,580)   (35,494)
---------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting from
 policy transactions            (12,197)  (80,023) (279,858)   410,087   149,323    471,268  (189,295) (232,564)   371,666
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease)
  in net assets                 147,654   241,159  (192,984)   588,748   610,939    653,088  (180,663)  (40,339)   592,611
Net assets at beginning
 of year                      1,594,097 1,352,938 1,545,922  2,317,193 1,706,254  1,053,166 1,834,614 1,874,953  1,282,342
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year    $1,741,751 1,594,097 1,352,938  2,905,941 2,317,193  1,706,254 1,653,951 1,834,614  1,874,953
---------------------------------------------------------------------------------------------------------------------------


See   accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                                                   Investment Grade
                                 Income Securities Fund         Intermediate Bond Fund           Money Market Fund
--------------------------------------------------------------------------------------------------------------------------------
                                 1998      1997     1996       1998      1997      1996       1998     1997      1996
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net$ 100,580    62,457     27,550         -         -    3,249     52,588    29,826         27,558
  Realized gains (losses)
   on investments, net            29,857    22,389     7,923          -         -    1,981          -         -              -
  Net change in unrealized
   appreciation (depreciation)
   on investments               (115,794)   68,874    37,183          -         -   (3,575)         -         -              -
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 from operations                  14,643   153,720    72,656          -         -    1,655     52,588      29,826       27,558
--------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments              219,675   255,347   275,281          -         -   11,940   3,668,991   1,996,782   2,288,562
  Transfers between funds        295,129    46,671   120,002          -         -  (72,421) (2,423,871) (2,136,510) (2,221,762)
  Surrenders and terminations    (50,336)  (11,918)  (20,210)         -         -     (751)    (25,503)    (52,158)    (27,431)
  Rescissions                         -         -        -            -         -        -     (29,369)          -           -
  Policy loan transactions      (12,262)  (25,240)  (4,239)           -         -        -      (9,864)    (25,633)     (5,692)
  Other transactions (note 2)  (101,921)  (96,044) (98,005)           -         -   (5,413)    (39,778)    168,886     (13,338)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy transactions       350,285   168,816  272,829            -         -  (66,645)   1,140,606    (48,633)      20,339
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                    364,928   322,536  345,485            -         -  (64,990)   1,193,194    (18,807)      47,897
Net assets at
  beginning of year           1,192,087   869,551  524,066            -         -   64,990      710,942    729,749      681,852
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year    $1,557,015 1,192,087  869,551            -         -        -    1,904,136    710,942      729,749
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                               Mutual Discovery            Mutual Shares            Natural Resources
                                                Securities Fund           Securities Fund            Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $ 2,748  (1,385)    (27)    4,119   (2,512)    (39)    1,695   1,324      837
  Realized gains (losses) on
    investments, net                        10,893     166         -   20,290   2,034         2 (8,058)  (1,936)  16,425
  Net change in unrealized appreciation
   (depreciation) on investments           (49,861) 26,719     495   (35,219)  51,689   1,634   (35,420) (25,118) (8,994)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                    (36,220) 25,500     468   (10,810)  51,211   1,597   (41,783) (25,730)  8,268
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
 Purchase payments                               -       -       -    74,363   16,585       -    13,268  15,837   18,730
 Transfers between funds                   155,186 281,309  50,000   214,033  776,453  84,053    59,479  (5,829) (46,431)
 Surrenders and terminations                     -       -       -    (3,707)       -       -    (5,593)    (52)  (7,791)
 Rescissions                                     -       -       -         -        -       -         -       -        -
 Policy loan transactions                  (56,263)      -       -  (111,671)  (1,956)      -       789     172     (524)
 Other transactions (note 2)                (7,963) (1,893)      -   (41,817)  (9,654)    (44)   (6,590) (6,922)  (9,019)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions         90,960 279,416  50,000   131,201  781,428  84,009    61,353   3,206  (45,035)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           54,740 304,916  50,468   120,391  832,639  85,606    19,570 (22,524) (36,767)
Net assets at beginning of year            355,384  50,468       -   918,245   85,606       -   105,493 128,017  164,784
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $410,124 355,384  50,468 1,038,636  918,245  85,606   125,063 105,493  128,017
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                 Real Estate Securities Fund       Rising Dividends Fund            Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 22,016    8,632      5,589      2,794     1,419       1,941    (3,937)    (1,212)    (131)
  Realized gains (losses) on
   investments, net               31,340   23,316      1,980    119,742    28,302       2,703    47,968      7,269      472
  Net change in
   unrealized appreciation
   (depreciation) on
   investments                  (179,557)  57,737     58,343    (77,635)   93,007      44,265   (48,794)    22,458    3,624
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                     (126,201)  89,685     65,912     44,901   122,728      48,909    (4,763)    28,515    3,965
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments              115,546   92,480     67,454    161,902   108,408     74,745    113,167     44,998      683
  Transfers between funds         37,909  176,166     86,682    244,722   193,808     86,767    400,975    248,658   51,952
  Surrenders and terminations             (10,028)    (2,795)    (1,098)  (14,872)   (17,668)    (7,693)    (9,697)    (965)
75
  Rescissions                          -        -          -          -         -          -          -          -        -
  Policy loan transactions        (4,950) (15,416)    (1,340)    (4,345)   (5,874)    (1,876)      (575)         -        -
  Other transactions (note 2)             (55,881)   (43,348)   (27,619)  (78,620)   (51,398)   (33,070)   (47,188) (19,801)
(239)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions              82,596  207,087    124,079    308,787   227,276    118,873    456,682    272,890   52,471
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     (43,605) 296,772    189,991    353,688   350,004    167,782    451,919    301,405   56,436
Net assets at beginning
  of year                        646,288  349,516    159,525    654,915   304,911    137,129    357,841     56,436        -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $602,683  646,288    349,516  1,008,603   654,915    304,911    809,760    357,841   56,436
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                Templeton Developing Markets         Templeton Global              Templeton Global
                                         Equity Fund               Asset Allocation Fund              Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 15,461      5,407       (275)    8,896     4,723     (2,353)  27,239     7,170     3,267
  Realized gains (losses) on
   investments, net               38,561     18,074      7,994    24,509    25,465     12,650  156,860    21,035    11,116
  Net change in unrealized
   appreciation (depreciation)
   on investments               (198,108)  (127,265)    56,503   (31,637)   11,716     41,378  (70,051)   80,562    91,158
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 from operations                (144,086)  (103,784)    64,222     1,768    41,904     51,675  114,048   108,767   105,541
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments              159,440    191,340    215,896     1,438       430        439  318,275   317,636   335,873
  Transfers between funds          5,954      2,200    267,310     5,929  (108,898)   333,332  262,188   272,672   119,840
  Surrenders and terminations    (19,910)   (24,839)   (10,080)        -      (108)         -  (42,480)  (35,910)  (12,771)
  Rescissions                          -          -          -         -         -          -        -         -         -
  Policy loan transactions       (16,461)   (20,884)    (2,638)  (77,494)        -          -  (11,353)  (19,640)   (8,767)
  Other transactions (note 2)    (56,866)   (77,790)   (73,383)   (4,852)   (5,240)    (1,945)(144,669) (131,055) (113,183)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy transactions         72,157    70,027     397,105   (74,979) (113,816)   331,826  381,961   403,703   320,992
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     (71,929)  (33,757)    461,327   (73,211)  (71,912)   383,501  496,009   512,470   426,533
Net assets at beginning
  of year                        635,389   669,146     207,819   311,809   383,721       220 1,287,362   774,892   348,359
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $563,460   635,389     669,146   238,598   311,809   383,721 1,783,371 1,287,362   774,892
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                      Templeton Global            Templeton International       Templeton International
                                   Income Securities Fund               Equity Fund             Smaller Companies Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 11,417    8,908    6,637      42,395      22,772    11,659      364     (19)        (4)
  Realized gains (losses)
   on investments, net             (315)      668      432     119,833      64,280    27,511      444      (2)       119
  Net change in unrealized
   appreciation (depreciation)
 on investments                    (521)   (6,915)   2,837     (97,026)     25,384   114,314   (4,295) (1,075)         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from
 operations                      10,581     2,661    9,906      65,202     112,436   153,484   (3,487) (1,096)       115
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments              43,650    42,795   39,862     343,054     359,829   371,300        -        -          -
  Transfers between funds         8,645    (1,929)   9,506     214,070     170,913   100,214    9,480   13,608       (115)
  Surrenders and terminations    (2,203)   (1,422)  (2,101)    (77,537)    (30,410)  (30,572)       -        -          -
  Rescissions                         -         -        -           -           -         -        -        -          -
  Policy loan transactions       (4,262)   (2,728)    (425)    (14,359)    (37,789)  (10,040)       -        -          -
  Other transactions (note 2)   (18,506)  (17,463) (16,260)   (150,458)   (138,095) (129,653)    (360)     (42)         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from policy transactions        27,324    19,253    30,582     314,770    324,448    301,249    9,120   13,566      (115)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets37,905    21,914    40,488     379,972    436,884    454,733    5,633   12,470         -
Net assets at beginning of year 151,430   129,516    89,028   1,446,893  1,010,009    555,276   12,470        -         -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $189,335   151,430   129,516   1,826,865  1,446,893  1,010,009   18,103   12,470         -
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                Templeton Pacific Growth Fund U.S. Government Securities Fund    Value Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997     1996       1998      1997      1996       1998     1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $ 9,231     8,188      7,302    57,602    45,331     39,013         -        -         -
  Realized gains (losses)
 on investments, net            (35,188)      907     12,300    17,179    27,003     18,468        (3)       -         -
Net change in unrealized
 appreciation (depreciation)
 on investments                  (7,500) (164,185)    12,362   (18,101)      136    (37,068)     (289)       -         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from
 operations                     (33,457) (155,090)    31,964    56,680    72,470     20,413      (292)       -         -
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
 Purchase payments               91,236   134,478    181,194    36,225    40,913     26,467         -        -         -
 Transfers between funds        (25,732)  (41,449)    14,234     2,433  (108,226)   261,674     3,405        -         -
 Surrenders and terminations    (15,757)  (10,217)   (20,255)  (28,787)  (20,318)    (7,837)        -        -         -
 Rescissions                          -         -          -         -         -         -          -        -         -
 Policy loan transactions        (2,091)  (13,651)    (2,894)   (7,674)   (7,823)     (424)         -        -         -
 Other transactions (note 2)    (29,702)  (52,839)   (73,664)  (28,339)  (27,460)  (19,100)       (15)       -         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy transactions        17,954    16,322     98,615   (26,142) (122,914)  260,780      3,390        -         -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                    (15,503) (138,768)   130,579    30,538   (50,444)  281,193      3,098        -         -
Net assets at beginning
  of year                       289,825   428,593    298,014   877,698   928,142   646,949          -        -         -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $274,322   289,825    428,593   908,236   877,698   928,142      3,098        -         -
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                           Zero Coupon Fund - 2000   Zero Coupon Fund - 2005    Zero Coupon Fund - 2010
---------------------------------------------------------------------------------------------------------------------------
                                            1998     1997    1996      1998    1997    1996      1998     1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 25,181  21,517     16,448    19,694   22,052   16,830   21,791  18,896    6,403
  Realized gains (losses) on
    investments, net                         9,429   6,472      2,924     7,722   11,793    4,146    5,925   1,250    9,078
  Net change in unrealized appreciation
   (depreciation) on investments           (11,643) (6,554)   (13,736)   13,788    1,480  (21,955)  27,536  35,571    4,806
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                     22,967  21,435      5,636    41,204   35,325     (979)  55,252  55,717   20,287
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments                              -       -          -         -        -        -        -      -        -
  Transfers between funds                        - (17,434)         -         -  (61,213)  57,145        -   3,652  223,644
  Surrenders and terminations               (9,045)      -          -         -        -   (3,894)       -       -        -
  Rescissions                                    -       -          -         -        -        -        -       -        -
  Policy loan transactions                  (7,106)    (73)       (64)        -        -        -   (1,739)   (183)    (176)
  Other transactions (note 2)               (4,490) (4,421)    (4,271)   (4,873)  (4,798)  (4,109)  (6,849) (5,717)  (3,437)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from policy transactions        (20,641)(21,928)    (4,335)   (4,873) (66,011)  49,142   (8,588) (2,248)  220,031
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            2,326    (493)     1,301    36,331  (30,686)  48,163   46,664  53,469   240,318
Net assets at beginning of year            350,230 350,723    349,422   354,637  385,323  337,160  409,523 356,054   115,736
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $352,556 350,230    350,723   390,968  354,637  385,323  456,187 409,523   356,054
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998, 1997 and 1996


                                                                                                Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                          1998        1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                         $ 685,019    499,355     418,292
  Realized gains (losses) on investments, net                                           1,018,111    592,914     417,123
  Net change in unrealized appreciation (depreciation) on investments                  (1,240,497)   548,282     354,212
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                     462,633  1,640,551   1,189,627
 Policy transactions (note 4):
Purchase payments                                                                       5,948,197  4,172,412   4,448,538
Transfers between funds                                                                   (95,665)  (214,360)    (34,403)
Surrenders and terminations                                                              (449,068)  (556,422)   (265,942)
Rescissions                                                                               (29,369)         -           -
Policy loan transactions                                                                 (509,067)  (267,774)   (120,512)
Other transactions (note 2)                                                            (1,144,238)  (790,946)   (874,996)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from policy transactions                3,720,790  2,342,910   3,152,685
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                       4,183,423  3,983,461   4,342,312
Net assets at beginning of year                                                        16,912,397 12,928,936   8,586,624
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                             $21,095,820 16,912,397  12,928,936
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

Allianz Life Variable Account A
of Allianz Life Insurance Company of North America
Notes to Financial Statements
December 31, 1998


1. ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. SIGNIFICANT ACCOUNTING POLICIES


Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments
Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3 %.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on May 1, 1998. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996. The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1998, the Utility Equity Fund name was changed to Global Utilities Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997. On May 1, 1996, the Global Income Fund name was changed to Templeton Global Income Securities Fund.

Expenses

Asset Based Expenses
A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.


Contract Based Expenses
A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1998, 1997 and 1996 were $939,693, $832,417 and $715,700, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1998, 1997 and 1996 were $40,600, $37,629, and $28,152, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended
December  31,  1998,  1997 and  1996  were  $213,159,  $211,485,  and  $204,321, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the years ended December 31, 1998, 1997 and 1996, respectively. Net transfers to the Fixed Account during the years ended December 31, 1998, 1997 and 1996 were $95,665, $214,360, and $34,403, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


4. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 1998, 1997 and 1996, were as follows:

                                                   Global     Global                               Investment             Mutual
                          Adjustable U.S Capital Health Care Utilities Growth and   High   Income    Grade        Money  Discovery
                            Government   Growth  Securities  Securities  Income    Income Securities Intermediate Market Securities
                               Fund       Fund      Fund       Fund       Fund       Fund    Fund    Bond Fund     Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995            2,013       -           -       66,198     38,021     65,333  26,614     4,259     45,768        -
Policy transactions:
 Purchase payments              553       -           -        5,397     12,119      2,801  13,495       778    147,764        -
 Transfers between funds     (2,257)     391          -       (6,933)     9,962     17,863   5,904    (4,635)  (143,612)    4,953
 Surrenders and terminations    (94)      -           -       (3,354)    (1,005)      (177) (1,004)      (49)    (1,836)       -
 Policy loan transactions         6       -           -       (4,007)       311        405    (212)       -        (376)       -
 Other transactions            (221)      -           -       (2,782)    (5,057)    (1,722) (4,812)     (353)      (778)       -
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
 in units resulting from
 policy transactions         (2,013)     391          -      (11,679)    16,330     19,170  13,371    (4,259)     1,162     4,953

Units outstanding at
 December 31, 1996               -       391          -       54,519     54,351     84,503  39,985        -      46,930     4,953

Policy transactions:
 Purchase payments               -        -           -        4,451     10,974      2,141  11,090        -     125,344        -
 Transfers between funds         -     7,029          -       (2,894)     5,516     (5,679)  1,881        -    (120,861)   24,650
 Surrenders and terminations     -        -           -         (304)    (7,932)    (3,022)   (513)       -      (3,267)       -
 Policy loan transactions        -        -           -       (2,428)       (68)    (1,471) (1,113)       -      (1,621)       -
 Other transactions              -      (34)          -       (2,288)    (4,624)    (1,789) (4,161)       -      (2,758)     (164)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
 in units resulting from
 policy transactions             -    6,995           -       (3,463)     3,866     (9,820)  7,184        -      (3,163)   24,486
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1997               -    7,386           -       51,056     58,217     74,683  47,169        -      43,767    29,439
---------------------------------------------------------------------------------------------------------------------------

Policy transactions:
 Purchase payments               -       -            -        3,254     10,356      2,263   8,710        -     216,819        -
 Transfers between funds         -   13,340          778      (1,327)     6,612       (511) 11,713        -    (142,026)   11,424
 Surrenders and terminations     -       -            -       (1,451)    (1,628)      (852) (1,996)       -      (1,535)       -
 Rescissions                     -       -            -           -          -          -       -         -      (1,784)       -
 Policy loan transactions        -       -            -        1,042       (754)    (6,603)   (481)       -        (599)   (4,187)
 Other transactions              -     (230)         (2)      (2,025)    (4,902)    (1,762) (4,044)       -      (2,394)     (647)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
 in units resulting from
 policy transactions             -   13,110          776        (507)     9,684     (7,465) 13,902        -      68,481     6,590
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1998               -   20,496          776      50,549     67,901     67,218  61,071        -     112,248    36,029
---------------------------------------------------------------------------------------------------------------------------




4. POLICY TRANSACTIONS - UNIT ACTIVITY (CONT.)
                                                                                                         Templeton
                        Mutual    Natural                               Templeton    Templeton  Templeton  Global    Templeton
                        Shares   Resources Real Estate  Rising   Small  Developing  Global Asset Global    Income   International
                     Securities Securities Securities  Dividends Cap  Markets Equity Allocation  Growth   Securities  Equity
                         Fund      Fund      Fund       Fund     Fund     Fund        Fund        Fund      Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995          -     10,831     7,628     10,700       -    22,210          21      31,471     5,801     40,830
Policy transactions:
 Purchase payments          -      1,115     2,975      5,400       54   20,769          39      28,048     2,551     24,859
 Transfers between
  funds                  8,284    (2,791)    3,397      6,298    4,297   24,526      30,441       9,880       609      6,586
 Surrenders and
  terminations              -       (438)      (51)      (581)       6     (952)         -       (1,089)     (138)    (2,070)
 Policy loan transactions   -        (29)      (62)      (134)      -      (251)         -         (718)      (26)      (665)
  Other transactions       (4)      (536)   (1,209)    (2,379)     (19)  (7,042)      (169)      (9,435)   (1,041)    (8,691)
---------------------------------------------------------------------------------------------------------------------------

Net increase
 (decrease) in units
resulting from policy
transactions             8,280    (2,679)    5,050      8,604    4,338   37,050     30,311       26,686     1,955     20,019
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1996       8,280     8,152    12,678     19,304    4,338   59,260     30,332       58,157     7,756     60,849
---------------------------------------------------------------------------------------------------------------------------

Policy transactions:
 Purchase payments       1,460     1,090     3,106      5,847    3,088   15,655         31       21,703     2,567     19,816
 Transfers between
  funds                 67,284      (400)    5,867     10,275   17,595   (2,887)    (7,728)      18,498      (108)     9,327
 Surrenders and
  terminations              -         (6)      (93)      (909)     (74)  (1,900)        (9)      (2,308)      (85)    (1,686)
 Policy loan transactions  (184)      (7)     (534)      (334)       -   (1,728)         -       (1,348)     (164)    (2,099)
 Other transactions        (841)    (475)   (1,455)    (2,780)  (1,348)  (6,291)      (396)      (8,935)   (1,050)    (7,573)
---------------------------------------------------------------------------------------------------------------------------

Net increase
(decrease) in units
resulting from
policy transactions      67,719      202     6,891     12,099   19,261    2,849     (8,102)      27,610     1,160     17,785
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1997       75,999    8,354    19,569     31,403   23,599   62,109     22,230       85,767     8,916     78,634
---------------------------------------------------------------------------------------------------------------------------

Policy transactions:
 Purchase payments        6,140    1,227     3,889      7,667    7,774   18,632        102       20,228     2,504     17,692
 Transfers between
  funds                  16,707    4,888     1,042     11,079   26,906      714        445       16,458       502     10,775
 Surrenders and
  terminations             (307)    (544)     (354)      (668)    (631)  (2,188)         -       (2,700)     (129)    (3,966)
 Rescissions                -        -         -          -        -        -           -           -         -          -
 Policy loan transactions (8,559)     57      (163)      (199)     (47)  (1,902)     (5,298)       (677)     (244)      (733)
 Other transactions       (3,446)   (609)   (1,880)    (3,711)  (3,266)  (6,572)       (335)     (9,229)   (1,062)    (7,641)
---------------------------------------------------------------------------------------------------------------------------

Net increase
(decrease) in units
resulting from
policy transactions       10,535   5,019     2,534     14,168   30,736    8,684      (5,086)     24,080     1,571     16,127
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1998        86,534  13,373    22,103     45,571   54,335   70,793      17,144     109,847    10,487     94,761
---------------------------------------------------------------------------------------------------------------------------


4. POLICY TRANSACTIONS - UNIT ACTIVITY (CONT.)

                                             Templeton
                                           International  Templeton   U.S.                 Zero     Zero     Zero
                                              Smaller      Pacific  Government   Value    Coupon   Coupon   Coupon    Total
                                             Companies     Growth   Securities Securities  Fund -   Fund -   Fund -    All
                                                Fund        Fund      Fund       Fund      2000     2005     2010     Funds
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995            -       21,322    32,402         -     14,874   12,382    3,735  462,413
Policy transactions:
 Purchase payments                                -       12,100     1,329         -         -     2,260       -   282,146
 Transfers between funds                          -          802    12,856         -          1     (149)   8,290   (2,628)
 Surrenders and terminations                      -       (1,318)     (400)        -         -        -        -   (14,699)
 Policy loan transactions                         -         (189)      (22)        -        (3)       -       (7)   (5,979)
 Other transactions                               -       (4,907)     (961)        -      (185)    (162)    (122)  (52,587)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
 resulting from policy transactions               -        6,488    12,802         -      (187)   1,949    8,161   206,253
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996            -       27,810    45,204         -    14,687   14,331   11,896   668,666

Policy transactions:
 Purchase payments                                -        9,779     1,925         -         -       -        -    240,067
 Transfers between funds                       1,143      (2,629)   (5,101)        -      (707) (2,226)      119    17,964
 Surrenders and terminations                      -         (759)     (952)        -         -       -        -    (23,819)
 Policy loan transactions                         -         (884)     (382)        -        (3)      -       (6)   (14,374)
 Other transactions                              (4)      (3,737)   (1,294)        -      (181)   (173)    (183)   (52,534)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
 resulting from policy transactions            1,139       1,770    (5,804)        -      (891)  (2,399)    (70)   167,304
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997         1,139      29,580    39,400         -    13,796   11,932  11,826    835,970

Policy transactions:
 Purchase payments                                -       11,546     1,572         -        -        -        -    340,375
 Transfers between funds                         795      (2,703)       45        401       -        -        -    (11,943)
 Surrenders and terminations                      -       (2,018)   (1,237)        -     (346)       -        -    (22,550)
 Rescissions                                      -           -         -          -        -        -        -     (1,784)
 Policy loan transactions                         -         (247)     (332)        -     (263)       -      (45)   (30,234)
 Other transactions                             (35)      (3,684)   (1,215)       (2)    (171)    (154)    (184)   (59,202)
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
 resulting from policy transactions              760       2,894    (1,167)       399    (780)    (154)    (229)   214,662

Units outstanding at December 31, 1998         1,899      32,474    38,233        399  13,016   11,778   11,597  1,050,632
---------------------------------------------------------------------------------------------------------------------------




5. UNIT VALUES

A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1998 follows.

                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                            Units                              Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Adjustable U.S. Government Fund
December 31,
 19961                                                                     18,047      $12,873     $232,322       1.34%
 1995                                                                       2,013       12.352       24,865       1.34
 1994                                                                         654       11.374        7,427       1.32
 1993                                                                         403       11.481        4,622       1.33


Capital Growth Fund
December 31,
 1998                                                                      20,496       15.847      324,793       1.52
 1997                                                                       7,386       13.273       98,032       1.52
 19962                                                                        391       11.303        4,418       1.52


Global Health Care Securities Fund
December 31,
 19983                                                                        776       10.656        8,265       1.59


Global Utilities Securities Fund
December 31,
 1998                                                                      50,549       34.456    1,741,751       1.25
 1997                                                                      51,056       31.223    1,594,097       1.25
 1996                                                                      54,519       24.816    1,352,938       1.25
 1995                                                                      66,198       23.353    1,545,922       1.25
 1994                                                                      59,969       17.912    1,074,173       1.27


Growth and Income Fund
December 31,
 1998                                                                      67,901       42.797    2,905,941       1.24
 1997                                                                      58,217       39.803    2,317,193       1.24
 1996                                                                      54,351       31.393    1,706,254       1.25
 1995                                                                      38,021       27.700    1,053,166       1.27
 1994                                                                      29,795       21.010      625,982       1.29


High Income Fund
December 31,
 1998                                                                      67,218       24.606    1,653,951       1.28
 1997                                                                      74,683       24.565    1,834,614       1.28
 1996                                                                      84,503       22.188    1,874,953       1.29
 1995                                                                      65,333       19.628    1,282,342       1.31
 1994                                                                      63,380       16.512    1,046,519       1.35


5. UNIT VALUES (CONT.)

                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                            Units                              Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Income Securities Fund
December 31,
 1998                                                                      61,071      $25.496   $1,557,015       1.24%
 1997                                                                      47,169       25.273    1,192,087       1.25
 1996                                                                      39,985       21.747      869,551       1.25
 1995                                                                      26,614       19.691      524,066       1.26
 1994                                                                      10,514       16.208      170,404       1.29


Investment Grade Intermediate Bond Fund
December 31,
 19961                                                                      4,699       15.617       73,376       1.35
 1995                                                                       4,259       15.260       64,990       1.36
 1994                                                                       6,002       13.978       83,891       1.38
 1993                                                                         582       14.017        8,158       1.41

Money Market Fund
December 31,
 1998                                                                     112,248       16.964    1,904,136       1.20
 1997                                                                      43,767       16.244      710,942       1.20
 1996                                                                      46,930       15.550      729,749       1.18
 1995                                                                      45,768       14.898      681,852       1.15
 1994                                                                      37,381       14.194      530,565       1.21


Mutual Discovery Securities Fund
December 31,
 1998                                                                      36,029       11.383      410,124       1.75
 1997                                                                      29,439       12.072      355,384       1.81
 19964                                                                      4,953       10.190       50,468       2.12


Mutual Shares Securities Fund
December 31,
 1998                                                                      86,534       12.002    1,038,636       1.52
 1997                                                                      75,999       12.082      918,245       1.55
 19964                                                                      8,280       10.339       85,606       1.75


Natural Resources Securities Fund
December 31,
 1998                                                                      13,373        9.353      125,063       1.39
 1997                                                                       8,354       12.629      105,493       1.44
 1996                                                                       8,152       15.704      128,017       1.40
 1995                                                                      10,831       15.214      164,784       1.41
 1994                                                                      13,441       14.977      201,295       1.43



5. UNIT VALUES (CONT.)
                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                            Units                              Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund
December 31,
 1998                                                                      22,103      $27.267     $602,683       1.29%
 1997                                                                      19,569       33.025      646,288       1.29
 1996                                                                      12,678       27.568      349,516       1.32
 1995                                                                       7,628       20.913      159,525       1.34
 1994                                                                       4,368       17.928       78,309       1.37


Rising Dividends Fund
December 31,
 1998                                                                      45,571       22.132    1,008,603       1.47
 1997                                                                      31,403       20.855      654,915       1.49
 1996                                                                      19,304       15.795      304,911       1.51
 1995                                                                      10,700       12.816      137,129       1.53
 1994                                                                       4,474        9.952       44,527       1.55


Small Cap Fund
December 31,
 1998                                                                      54,335       14.903      809,760       1.52
 1997                                                                      23,599       15.164      357,841       1.52
 1996                                                                       4,338       13.011       56,436       1.52
 19955                                                                          -       10.157            -       1.65

Templeton Developing Markets Equity Fund
December 31,
 1998                                                                      70,793        7.959      563,460       2.16
 1997                                                                      62,109       10.230      635,389       2.17
 1996                                                                      59,260       11.292      669,146       2.24
 1995                                                                      22,210        9.357      207,819       2.16
 19946                                                                      6,099        9.173       55,951       2.28


Templeton Global Asset Allocation Fund
December 31,
 1998                                                                      17,144       13.917      238,598       1.59
 1997                                                                      22,230       14.027      311,809       1.69
 1996                                                                      30,332       12.651      383,721       1.61
 19957                                                                         21       10.637          220       1.65


Templeton Global Growth Fund
December 31,
 1998                                                                     109,847       16.235    1,783,371       1.63
 1997                                                                      85,767       15.010    1,287,362       1.63
 1996                                                                      58,157       13.324      774,892       1.68
 1995                                                                      31,471       11.069      348,359       1.72
 19946                                                                      6,748        9.894       66,760       1.89


5. UNIT VALUES (CONT.)

                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                             Units                             Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund
December 31,
 1998                                                                      10,487      $18.052     $189,335       1.38%
 1997                                                                       8,916       16.985      151,430       1.37
 1996                                                                       7,756       16.700      129,516       1.36
 1995                                                                       5,801       15.347       89,028       1.39
 1994                                                                       3,175       13.483       42,818       1.46


Templeton International Equity Fund
December 31,
 1998                                                                      94,761       19.278    1,826,865       1.63
 1997                                                                      78,634       18.400    1,446,893       1.64
 1996                                                                      60,849       16.598    1,010,009       1.64
 1995                                                                      40,830       13.600      555,276       1.67
 1994                                                                      11,403       12.390      141,293       1.74


Templeton International Smaller Companies Fund
December 31,
 1998                                                                       1,899        9.528       18,103       1.85
 1997                                                                       1,139       10.943       12,470       1.81
 19962                                                                          -       11.194            -       1.53


Templeton Pacific Growth Fund
December 31,
 1998                                                                      32,474        8.447      274,322       1.85
 1997                                                                      29,580        9.798      289,825       1.78
 1996                                                                      27,810       15.412      428,593       1.74
 1995                                                                      21,322       13.977      298,014       1.76
 1994                                                                      12,635       13.042      164,784       1.82


U.S. Government Securities Fund
December 31,
 1998                                                                      38,233       23.755      908,236       1.25
 1997                                                                      39,400       22.276      877,698       1.25
 1996                                                                      45,204       20.532      928,142       1.26
 1995                                                                      32,402       19.966      646,949       1.27
 1994                                                                      31,714       16.840      534,051       1.28


Value Securities Fund
December 31,
 19983                                                                        399        7.751        3,098       1.87



5. UNIT VALUES (CONT.)
                                                                                                               Ratio of
                                                                                                             Expenses to
                                                                            Units                              Average
                                                                          Outstanding Unit Value  Net Assets  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Zero Coupon Fund - 2000
December 31,
 1998                                                                      13,016      $27.086     $352,556       1.15%
 1997                                                                      13,796       25.386      350,230       1.15
 1996                                                                      14,687       23.880      350,723       1.15
 1995                                                                      14,874       23.491      349,422       1.15
 1994                                                                      14,594       19.614      286,240       1.15


Zero Coupon Fund - 2005
December 31,
 1998                                                                      11,778       33.196      390,968       1.15
 1997                                                                      11,932       29.722      354,637       1.15
 1996                                                                      14,331       26.888      385,323       1.15
 1995                                                                      12,382       27.229      337,160       1.15
 1994                                                                      12,559       20.821      261,513       1.15


Zero Coupon Fund - 2010
December 31,
 1998                                                                      11,597       39.336      456,187       1.15
 1997                                                                      11,826       34.629      409,523       1.15
 1996                                                                      11,896       29.931      356,054       1.15
 1995                                                                       3,735       30.991      115,736       1.15
 1994                                                                       3,804       21.866       83,178       1.15

*For the year ended December 31, including the effect of the expenses of the underlying funds.
 Annualized.
1Period  from January 1, 1996 to October 25, 1996 (fund  closure).  2Period from
May 1, 1996 (fund  commencement) to December 31, 1996.  3Period from May 1, 1998
(fund  commencement)  to December 31, 1998.  4Period from November 8, 1996 (fund commencement)  to  December  31,  1996.  5Period  from  November  1, 1995  (fund
commencement)   to  December  31,   1995.   6Period  from  July  1,  1994  (fund
commencement) to December 31, 1994. 7Period from May 1, 1995 (fund commencement)
to December 31, 1995.





                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                          December 31, 1998 and 1997

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Independent Auditors' Report


The Board of Directors
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1998 and 1997, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                            KPMG Peat Marwick LLP



Minneapolis, Minnesota
February 5, 1999


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements

Consolidated Balance Sheets
December 31, 1998 and 1997
(in thousands)

                                                                                                    1998        1997
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at fair value                                                                $ 2,538,291   2,705,210
 Equity securities, at fair value                                                                   512,404     442,607
 Mortgage loans on real estate                                                                      457,128     318,683
 Certificates of deposit and short-term securities                                                  166,366     117,124
 Policy loans                                                                                         7,118       5,695
 Other invested assets                                                                               95,746      51,863
 Investment in LifeUSA Holdings Inc.                                                                 80,928           0
---------------------------------------------------------------------------------------------------------------------------
Total investments                                                                                 3,857,981   3,641,182
Cash                                                                                                 67,195      26,871
Accrued investment income                                                                            36,649      38,345
Receivables (net of allowance for uncollectible accounts of $3,254 in 1998 and $3,122 in 1997)      323,971     262,676
Reinsurance receivable:
 Funds held on deposit                                                                            1,170,170   1,145,210
 Recoverable on future policy benefit reserves                                                    1,191,098   1,120,663
 Recoverable on unpaid claims                                                                       293,179     219,443
 Receivable on paid claims                                                                           24,986      31,158
Deferred acquisition costs                                                                          930,059     927,080
Other assets                                                                                         35,755      34,475
Federal income tax recoverable                                                                        4,060      20,761
---------------------------------------------------------------------------------------------------------------------------
Assets, exclusive of separate account assets                                                      7,935,103   7,467,864
Separate account assets                                                                           9,915,150  10,756,929
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                    $17,850,253  18,224,793

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Balance Sheets (cont.)
December 31, 1998 and 1997
(in thousands)

                                                                                                    1998        1997
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Future benefit reserves:
Life                                                                                            $ 1,445,844   1,297,269
Annuity                                                                                           3,588,491   3,251,829
 Policy and contract claims                                                                         770,846     607,011
 Unearned premiums                                                                                   53,778      50,168
 Reinsurance payable                                                                                129,397     111,684
 Deferred income on reinsurance                                                                     106,065     115,688
 Deferred income taxes                                                                              257,903     228,861
 Accrued expenses                                                                                    91,631      93,341
 Commissions due and accrued                                                                         41,000      39,517
 Other policyholder funds                                                                            20,586      30,208
 Other liabilities                                                                                   89,038     424,696
---------------------------------------------------------------------------------------------------------------------------
Liabilities, exclusive of separate account liabilities                                            6,594,579   6,250,272
 Separate account liabilities                                                                     9,915,150  10,756,929
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                16,509,729  17,007,201
Stockholder's equity:
 Common stock, $1 par value, 20 million shares authorized, issued and outstanding                    20,000      20,000
 Preferred stock, $1 par value, cumulative, 200 million shares authorized,
 No shares outstanding in 1998, 25 million shares outstanding in 1997                                     0      25,000
 Additional paid-in capital                                                                         407,088     407,088
 Retained earnings                                                                                  673,857     574,447
 Accumulated other comprehensive income                                                             239,579     191,057
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                        1,340,524   1,217,592
Commitments and contingencies (notes 6, 12 and 13)
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                      $17,850,253  18,224,793
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Income
Years ended December 31, 1998,  1997 and 1996
(in thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                             $ 416,199      339,841    284,084
 Other life policy considerations                                                       52,668       83,816     85,747
 Annuity considerations                                                                222,632      219,262    170,656
 Accident and health premiums                                                          773,570      747,718    603,230
---------------------------------------------------------------------------------------------------------------------------
Total premiums and considerations                                                    1,465,069    1,390,637  1,143,717
 Premiums and annuity considerations ceded                                             411,316      438,018    277,163
---------------------------------------------------------------------------------------------------------------------------
Net premiums and considerations                                                      1,053,753      952,619    866,554
 Investment income, net                                                                217,066      162,350    222,622
 Realized investment gains                                                              89,226       61,488     28,561
 Equity in earnings of LifeUSA Holdings Inc.                                             2,207            0          0
 Other                                                                                  75,967       53,760      6,193
---------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                        1,438,219    1,230,217  1,123,930
Benefits and expenses:
 Life insurance benefits                                                               461,891      336,090    281,441
 Annuity benefits                                                                      251,463      206,189    153,238
 Accident and health insurance benefits                                                623,640      566,746    434,793
---------------------------------------------------------------------------------------------------------------------------
Total benefits                                                                       1,336,994    1,109,025    869,472
 Benefit recoveries                                                                    501,719      426,607    249,552
---------------------------------------------------------------------------------------------------------------------------
Net benefits                                                                           835,275      682,418    619,920
 Commissions and other agent compensation                                              322,697      310,665    267,714
 General and administrative expenses                                                   116,007      106,744     99,018
 Taxes, licenses and fees                                                               15,848       20,605     19,959
 Increase in deferred acquisition costs, net                                            (2,979)     (63,742)   (36,344)
---------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          1,286,848    1,056,690    970,267
Income from operations before income taxes                                             151,371      173,527    153,663
Income tax expense:
 Current                                                                                48,410       31,571     21,936
 Deferred                                                                                2,822       28,283     30,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense                                                                51,232       59,854     52,495
Net income                                                                           $ 100,139      113,673    101,168
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Comprehensive  Income
Years ended December 31, 1998, 1997 and 1996
(in thousands)
                                                                                        1998          1997       1996
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                            $100,139      113,673    101,168
Other comprehensive income (loss):
 Foreign currency translation adjustments, net of tax benefit of $949, $525, and $10 in
  1998, 1997, and 1996 respectively                                                     (1,761)        (975)       (18)
---------------------------------------------------------------------------------------------------------------------------
 Unrealized gains (losses) on fixed maturities and equity securities:
Unrealized holding gains (losses) arising during the period net of tax expense (benefit)
 of $57,703, $71,594 and $(10,289) in 1998, 1997, and 1996 respectively                107,162      132,961    (19,107)
Reclassification adjustment for gains included in net income, net of tax expense of
 $30,627, $21,588, and $9,401 in 1998, 1997, and 1996 respectively                     (56,879)     (40,093)   (17,460)
---------------------------------------------------------------------------------------------------------------------------
Total unrealized holding gains (losses)                                                 50,283       92,868    (36,567)
Total other comprehensive income (loss)                                                 48,522       91,893    (36,585)
Total comprehensive income                                                            $148,661      205,566     64,583

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Stockholder's  Equity
Years ended December 31, 1998,
1997 and 1996
(in thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                 $ 20,000       20,000     20,000
---------------------------------------------------------------------------------------------------------------------------
Preferred stock:
 Balance at beginning of year                                                           25,000       25,000     25,000
 Redemption of stock during the year                                                   (25,000)           0          0
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                      0       25,000     25,000
Additional paid-in capital:
 Balance at beginning and end of year                                                  407,088      407,088    407,088
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                          574,447      462,925    363,357
 Net income                                                                            100,139      113,673    101,168
 Cash dividend to stockholder                                                             (729)      (2,151)    (1,600)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                673,857      574,447    462,925
Accumulated other comprehensive income:
 Accumulated unrealized holding gain:
Balance at beginning of year                                                           195,505      102,637    139,204
Net unrealized gain (loss) on investments during the year, net of deferred federal income taxes                 50,283
92,868                                                                   (36,567)
---------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                                               245,788      195,505    102,637
 Accumulated unrealized foreign currency (loss):
Balance at beginning of year                                                            (4,448)      (3,473)    (3,455)
Net unrealized (loss) on foreign currency translation during the year,
 net of deferred federal income taxes                                                   (1,761)        (975)       (18)
---------------------------------------------------------------------------------------------------------------------------
Balance at end of year                                                                  (6,209)      (4,448)    (3,473)
Total accumulated comprehensive income                                                 239,579      191,057     99,164
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                          $1,340,524    1,217,592  1,014,177
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows
December 31, 1998, 1997 and 1996
(in thousands)

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                           $100,139      113,673    101,168
---------------------------------------------------------------------------------------------------------------------------
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Realized investment gains                                                              (89,226)     (61,488)   (28,561)
Deferred federal income tax expense                                                      2,822       28,283     30,559
Charges to policy account balances                                                    (104,681)    (148,159)   (87,865)
Interest credited to policy account balances                                           262,956      251,182    202,243
Change in:
 Accrued investment income                                                               1,696       (2,215)       728
 Receivables                                                                           (61,295)    (107,398)   (30,578)
 Reinsurance receivables                                                              (162,959)  (1,205,410)   (76,003)
 Deferred acquisition costs                                                             (2,979)     (63,742)   (36,344)
 Future benefit reserves                                                                25,183      138,370     71,193
 Policy and contract claims and other policyholder funds                               154,213       92,230     37,055
 Unearned premiums                                                                       3,610       17,992     (2,005)
 Reinsurance payable                                                                    17,713       68,725     24,019
 Current tax recoverable                                                                16,701       (8,306)    (8,508)
 Accrued expenses and other liabilities                                                 14,797       12,113     15,506
 Commissions due and accrued                                                             1,483        2,414     14,124
Depreciation and amortization                                                          (12,711)     (13,312)   (25,874)
Equity in earnings of LifeUSA Holdings Inc.                                             (2,207)           0          0
Other, net                                                                                  94           18     (1,568)
---------------------------------------------------------------------------------------------------------------------------
Total adjustments                                                                       65,210     (998,703)    98,121
Net cash provided by (used in) operating activities                                    165,349     (885,030)   199,289
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows (cont.)
Years ended December 31, 1998, 1997 and 1996
(in thousands)

                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities                                  165,349     (885,030)   199,289
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities                                                      $(1,256,653)  (1,748,950)(1,324,676)
 Purchase of equity securities                                                      (1,518,096)  (1,699,847)  (137,304)
 Purchase of stock in LifeUSA Holdings, Inc.                                           (79,091)           0          0
 Funding of mortgage loans                                                            (168,870)    (103,626)   (70,265)
 Sale of fixed maturities                                                            1,460,969    1,921,534  1,043,748
 Matured fixed maturities                                                               28,152        1,150      2,711
 Sale of equity securities                                                           1,560,695    1,691,789    122,788
 Repayment of mortgage loans                                                            29,105       29,520     23,317
 Net change in certificates of deposit and short-term securities                       (49,242)      87,848   (173,471)
 Other                                                                                 (46,256)      82,797    (20,566)
---------------------------------------------------------------------------------------------------------------------------
 Net cash (used in) provided by investing activities                                   (39,287)     262,215   (533,718)
Cash flows provided by (used in) financing activities:
 Policyholders' deposits to account balances                                         $ 864,446      748,430    591,926
 Policyholders' withdrawals from account balances                                     (562,667)    (524,579)  (384,550)
 Change in assets held under reinsurance agreements                                      7,876      150,526          0
 Funds borrowed (repaid) on dollar reverse repurchase agreements, net                 (369,664)     239,468    130,196
 Redemption of preferred stock                                                         (25,000)           0          0
 Cash dividends paid                                                                      (729)      (2,151)    (1,600)
---------------------------------------------------------------------------------------------------------------------------
 Net cash (used in) provided by financing activities                                   (85,738)     611,694    335,972
Net change in cash                                                                      40,324      (11,121)     1,543
Cash at beginning of year                                                               26,871       37,992     36,449
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                   $ 67,195       26,871     37,992
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1998 net revenues and considerations, 36%, 16% and 48% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with LifeUSA Holding Inc. (LifeUSA), a publicly traded insurance company in which it holds a 21.4% ownership interest at December 31, 1998.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)
Deferred Acquisition Costs (cont.)

policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1998, 1997 and 1996 were $202,644, $219,266, and $137,618, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 7.5% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company accounts for its investment in LifeUSA under the equity method of accounting and carries its investment at cost, adjusted for its share of LifeUSA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity is amortized into net income over ten years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1998 and 1997, investments with a carrying value of $116,197 and $103,590, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)

Investments (cont.)

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1998, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.

In 1998, the Company adopted SFAS No. 130, Reporting Comprehensive Income. A Consolidated Statement of ComprehensiveIncome is now included in these financial statements.

Accounting Pronouncements to be Adopted

In December 1997, the AICPA issued Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. The SOP provides guidance for determining when to recognize a liability for guaranty fund assessments, how to measure the liability and for determining when an asset may be recognized for premium tax offset recoveries. The SOP is effective for years beginning after December 15, 1998. The Company will adopt SOP 97-3 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the consolidated financial statements.

In February 1998, the AICPA issued SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. The SOP provides guidance for determining whether computer software is in fact internal-use software and offers guidelines on accounting for the proceeds of computer software originally developed or obtained for internal use and subsequently marketed and sold to the public. The

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)

Accounting Pronouncements to be Adopted (cont.)

SOP applies to all non-government entities and is effective for years beginning after December 15, 1998. The Company will adopt SOP 98-1 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the consolidated financial statements.

In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. The statement is effective for fiscal years beginning after June 15, 1999. The Company will adopt SFAS No. 133 on January 1, 2000. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.




(2) Investments

Investments at December 31, 1998 consist of:
                                                                                                               Amount
                                                                                                              shown on
                                                                                     Amortized   Estimated  consolidated
                                                                                       cost        fair        balance
                                                                                      or cost      value        sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. government                                                                    $ 274,813      311,296     311,296
 States and political subdivisions                                                     94,640      101,121     101,121
 Foreign government                                                                    34,652       36,731      36,731
 Public utilities                                                                      66,236       71,982      71,982
 Corporate securities                                                               1,441,359    1,498,702   1,498,702
 Mortgage backed securities                                                           401,505      428,304     428,304
 Collateralized mortgage obligations                                                   80,599       90,155      90,155
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                             $2,393,804    2,538,291   2,538,291
Equity securities:
 Common stocks:
Banks, trusts and insurance companies                                                  18,824       31,194      31,194
Industrial and miscellaneous                                                          252,122      469,566     469,566
 Nonredeemable preferred stocks                                                         7,807       11,644      11,644
---------------------------------------------------------------------------------------------------------------------------
Total equity securities                                                             $ 278,753      512,404     512,404
Other investments:
 Mortgage loans on real estate                                                        457,128    XXXXXXXXX     457,128
 Certificates of deposit and short-term securities                                    166,366    XXXXXXXXX     166,366
 Policy loans                                                                           7,118    XXXXXXXXX       7,118
 Other invested assets                                                                 95,746    XXXXXXXXX      95,746
 Investment in LifeUSA Holdings Inc.                                                   80,928    XXXXXXXXX      80,928
---------------------------------------------------------------------------------------------------------------------------
Total other investments                                                             $ 807,286    XXXXXXXXX     807,286
Total investments                                                                  $3,479,843    XXXXXXXXX   3,857,981


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(2) Investments (cont.)
At December 31, 1998 and 1997, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:
                                                                         Amortized     Gross       Gross      Estimated
                                                                           cost     unrealized  unrealized      fair
                                                                          or cost      gains      losses        value
---------------------------------------------------------------------------------------------------------------------------

1998:
 U.S. government                                                        $ 274,813      36,717          234     311,296
 States and political subdivisions                                         94,640       6,481            0     101,121
 Foreign government                                                        34,652       2,079            0      36,731
 Public utilities                                                          66,236       5,948          202      71,982
 Corporate securities                                                   1,441,359      67,234        9,891   1,498,702
 Mortgage backed securities                                               401,505      26,799            0     428,304
 Collateralized mortgage obligations                                       80,599      10,141          585      90,155
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                  2,393,804     155,399       10,912   2,538,291
 Equity securities                                                        278,753     245,913       12,262     512,404
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $2,672,557     401,312       23,174   3,050,695
1997:
 U.S. government                                                          499,652      29,191          186     528,657
 States and political subdivisions                                         82,287       3,561           19      85,829
 Foreign government                                                        35,858       1,876            0      37,734
 Public utilities                                                          44,151       4,086            0      48,237
 Corporate securities                                                   1,206,392      60,016       15,876   1,250,532
 Mortgage backed securities                                               628,307      35,584            0     663,891
 Collateralized mortgage obligations                                       86,246       4,086            2      90,330
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                  2,582,893     138,400       16,083   2,705,210
 Equity securities                                                        264,144     205,632       27,169     442,607
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $2,847,037     344,032       43,252   3,147,817
---------------------------------------------------------------------------------------------------------------------------


The changes in unrealized gains on fixed maturity securities were $22,170, $58,422, and $(97,973) in each of the years ended December 31, 1998, 1997 and 1996, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $55,188, $84,718, and $40,895 for the years ended December 31, 1998, 1997 and 1996, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                           $ 19,578      19,831
Due after one year through five years                                                              542,463     558,635
Due after five years through ten years                                                             700,012     741,834
Due after ten years                                                                                649,647     699,532
Mortgage backed securities and collateralized mortgage obligations                                 482,104     518,459
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                                          $2,393,804   2,538,291

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(2) Investments (cont.)

Gross gains of  $105,723,  $70,335,  and  $43,696  and gross  losses of $18,217,
$8,654, and $16,834 were realized on sales of securities in 1998, 1997 and 1996, respectively.

Net realized  investment  gains (losses) for the respective years ended December
31 are summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                                           $30,299       40,268       8,897
Equity securities                                                                      57,207       21,413      17,964
Mortgage loans                                                                         (1,320)        (982)     (1,129)
Real estate                                                                             3,133          635       3,104
Other                                                                                     (93)         154        (275)
---------------------------------------------------------------------------------------------------------------------------
Net gains before taxes                                                                 89,226       61,488      28,561
Tax expense on net realized gains                                                      31,229       21,521       9,996
---------------------------------------------------------------------------------------------------------------------------
Net gains after taxes                                                                 $57,997       39,967      18,565
---------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998 and all of 1997, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sold certain securities for delivery in the current month and simultaneously contracted with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities sold. As of December 31, 1998 there were no outstanding amounts under the Company's dollar roll program. As of December 31, 1997, mortgage backed securities underlying such agreements were carried at a market value of $350,985 and other liabilities were $369,664 for funds received under these agreements. Average balances outstanding for the first two months of 1998 and all of 1997, respectively were $120,525 and $183,530 and weighted average interest rates were 6.5% and 7.2%. The maximum balance outstanding during 1998 and 1997 was $120,525 and $369,664, respectively.

The valuation allowances on mortgage loans at December 31, 1998, 1997 and 1996 and the changes in the allowance for the years then ended are summarized as follows:

                                                                                      1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                                      $8,279        7,279      10,487
 Charged to operations                                                                  1,320        1,000           0
 Recoveries                                                                                 0            0      (3,208)
---------------------------------------------------------------------------------------------------------------------------
End of Year                                                                            $9,599        8,279       7,279
---------------------------------------------------------------------------------------------------------------------------

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities                                                                    $155,397      211,335     178,664
 Mortgage loans                                                                        34,449       25,232      19,267
 Policy loans                                                                             497        6,526       7,013
 Short-term investments                                                                15,022       12,804      10,688
Dividends:
 Preferred stock                                                                          668          748         818
 Common stock                                                                           5,190        4,603       4,527
Interest on assets held by reinsurers                                                   8,272        8,858       9,709
Other invested assets                                                                   8,637        9,438       5,344
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                               228,132      279,544     236,030
Investment expenses related to coinsurance agreement (note 6)                           2,689       98,417           0
Investment expenses                                                                     8,377       18,777      13,408
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $217,066      162,350     222,622
---------------------------------------------------------------------------------------------------------------------------



ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(3) Summary Table of Fair Value Disclosures

                                                                                1998                         1997
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                       $ 311,296    311,296         528,657   528,657
  States and political subdivisions                                       101,121    101,121          85,829    85,829
  Foreign governments                                                      36,731     36,731          37,734    37,734
  Public utilities                                                         71,982     71,982          48,237    48,237
  Corporate securities                                                  1,546,342  1,546,342       1,250,532 1,250,532
  Mortgage backed securities                                              380,664    380,664         663,891   663,891
  Collateralized mortgage obligations                                      90,155     90,155          90,330    90,330
 Equity securities                                                        512,404    512,404         442,607   442,607
 Mortgage loans                                                           457,128    495,202         318,683   333,540
 Short term investments                                                   166,366    166,366         117,124   117,124
 Policy loans                                                               7,118      7,118           5,695     5,695
 Other long term investments                                               95,746     95,746          51,863    51,863
 Investment in LifeUSA Holdings Inc.                                       80,928     68,290               0         0
 Receivables                                                              323,971    323,971         262,676   262,676
 Separate accounts assets                                               9,915,150  9,915,150      10,756,92910,756,929
Financial liabilities
 Investment contracts                                                   3,645,657  3,035,787       3,536,690 2,945,366
 Separate account liabilities                                           9,915,150  9,765,791      10,756,92910,565,205
 Dollar reverse repurchase agreements                                           0          0         369,664   369,664

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4) Receivables

Receivables at December 31 consist of the following:
                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                      $270,657     207,293
Agents balances                                                                                     10,088       3,186
Related party receivables                                                                            3,852       1,445
Reinsurance commission receivable                                                                    8,022      23,921
Scholarship enrollment fees                                                                         12,010       8,401
Due from administrators                                                                             13,271      13,630
Other                                                                                                6,071       4,800
---------------------------------------------------------------------------------------------------------------------------
Total receivables                                                                                 $323,971     262,676


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)




(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1998 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $9,918, $12,479, and $14,348 in 1998, 1997 and 1996, respectively, is summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $141,033,
   $124,320, and $99,292                                                             $312,886      273,813     240,602
Incurred related to:
 Current year                                                                         417,042      346,901     279,717
 Prior years                                                                          (12,217)     (12,087)    (11,642)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                        404,825      334,814     268,075
Paid related to:
 Current year                                                                         204,100      150,942     107,842
 Prior years                                                                          147,186      144,798     127,022
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                            351,286      295,740     234,864
Balance at December 31, net of reinsurance recoverables of $128,764,
  $141,033, and $124,320                                                             $366,425      312,887     273,813
---------------------------------------------------------------------------------------------------------------------------

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                            Direct      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                                  $34,118,554   98,832,792  19,483,581  113,467,765          87.1%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        244,416      224,451      93,812      375,055          59.8%
 Annuities                                                   220,812        1,820      50,385      172,247           1.1%
 Accident and health                                         479,237      294,333     267,119      506,451          58.1%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               944,465      520,604     411,316    1,053,753          49.4%
December 31, 1997:
Life insurance in force                                  $32,234,241   72,682,842  19,873,094   85,043,989          85.5%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        252,859      170,798     110,579      313,078          54.6%
 Annuities                                                   217,353        1,910      30,789      188,474           1.0%
 Accident and health                                         436,105      311,612     296,650      451,067          69.1%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               906,317      484,320     438,018      952,619          50.8%
December 31, 1996:
Life insurance in force                                  $37,527,994   44,073,247   6,126,541   75,474,700          58.4%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        235,837      133,994      37,986      331,845          40.4%
 Annuities                                                   169,503        1,153      12,769      157,887           0.7%
 Accident and health                                         396,051      207,179     226,408      376,822          55.0%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               801,391      342,326     277,163      866,554          39.5%
---------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1998 are $1,170,697, $863,477 and $307,228 recoverable from three insurers who, as of December 31, 1998, were rated A+, A- and A+, respectively, by A.M. Best's Insurance Reports.
A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000 which support the business. The unearned ceding commission represents deferred revenue which will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. During 1998 and 1997, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of income. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(6) Reinsurance (cont.)

Of the amounts ceded to others, the Company ceded life insurance inforce of $2,067,664, $1,163,533, and $381,381 in 1998, 1997 and 1996, respectively, and life insurance premiums earned of $4,165, $2,538, and $1,293 in 1998, 1997 and 1996, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $2,817, $2,467, and $1,922 in 1998, 1997 and 1996.


(7) Income Taxes

Income Tax Expense

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expenses                                                                 $48,410       31,571      21,936
 Deferred tax expense                                                                   2,822       28,283      30,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                   $51,232       59,854      52,495
Income tax effect on equity:
 Income tax allocated to stockholder's equity:
Attributable to unrealized gains and losses for the year                               26,127       49,748     (19,967)
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                     $77,359      109,602      32,528
---------------------------------------------------------------------------------------------------------------------------

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Income for the respective years ended
December 31 as follows:
                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                     $52,980       60,735      53,782
Dividends received deductions and tax-exempt interest                                  (3,294)      (2,792)       (650)
Foreign tax                                                                              (133)         916      (2,723)
Interest on tax deficiency                                                                900        1,100         261
Other                                                                                     779         (105)      1,824
---------------------------------------------------------------------------------------------------------------------------
Income tax expense as reported                                                        $51,232       59,854      52,494
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)


(7) Income Taxes (cont.)

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
 Provision for post retirement benefits                                                            $ 2,223       2,100
 Allowance for uncollectible accounts                                                                  929         929
 Policy reserves                                                                                   173,414     177,442
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax assets                                                                          176,566     180,471
Deferred tax liabilities:
 Deferred acquisition costs                                                                        272,815     277,627
 Net unrealized gain                                                                               128,883     102,756
 Other                                                                                              32,771      28,949
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                                                     434,469     409,332
Net deferred tax liability                                                                        $257,903     228,861
---------------------------------------------------------------------------------------------------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income.
The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The
Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $30,808, $39,914, and $30,946 in 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997 the
Company had a tax recoverable from AZOA of $3,030 and $20,689, respectively.


(8) Related Party Transactions

The Company  reimbursed AZOA $2,495,  $2,519, and $1,743 in 1998, 1997 and 1996,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $490 and $437 at December 31, 1998 and 1997, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $1,019, $2,826, and $3,275 in 1998, 1997 and 1996, respectively. The Company's liability for data center charges was $377 and $292 at December 31, 1998 and 1997, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually.
Dividend  payments are restricted by provisions in State of Minnesota  statutes.
The Company had 25 million shares of Series A preferred stock outstanding held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock issued to AZOA.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(8) Related Party Transactions (cont.)

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. These receivables, valued at $5,827, were repurchased by the Company in 1997.


(9) Investment in LifeUSA

In 1995, in conjunction with an expanded marketing agreement, the Company provided LifeUSA with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter based on LIBOR plus 1%. In connection with a definitive agreement signed in January 1998, the Company converted its debenture to equity, extended the existing marketing agreement between the two companies to December 31, 2000, and agreed to acquire up to a 35% equity ownership in Life USA. Two members of the Company's management were named to LifeUSA's board of directors in January 1998. The Company also retains additional rights of nomination to LifeUSA's board of directors in the future based on the Company's proportional ownership.

Acquisition of the Company's equity ownership during 1998 was accomplished through the following:

 o Conversion of the $30,000 debenture for 2.43 million shares of common stock (conversion price of $12.34 per share);

 o Exercise of the Company's preemptive right to purchase 241,846 shares of common stock at $12.36 per share;

 o Purchase of 925,000 shares of common stock from certain members of LifeUSA management at $16.44 per share;

 o Acquisition of an additional 1.3 million shares of common stock in open market purchases.

 o Acquisition of 406,092 shares of common stock at $24.63 per share as part of a commitment to purchase $100,000 in newly issued common stock in increments of $10,000 semi-annually over a five year period beginning in August 1998.

As of December 31, 1998, the company held 21.41% of the outstanding common stock of LifeUSA with an approximate market value of $68,290. The carrying value of the LifeUSA investment at year-end 1998 is $80,928, which is $20,983 higher than the current equity in net assets of $59,945.

In February 1999, the Company purchased 395,062 shares of LifeUSA common stock at $25.31 per share. In addition, the stock purchase agreement was amended to allow the Company to purchase an additional 300,000 shares on the open market for one year beyond the original agreement date.

Effective April 1, 1998, the Company began assuming business from LifeUSA. Under this arrangement, the Company assumes 12.5% of annuity business and 16.7% of universal life business sold by LifeUSA. As of December 31, 1998, the Company assumed $40,000 of life and annuity reserves from LifeUSA.

The company has also guaranteed a credit agreement between LTC America Holding, Inc., a LifeUSA subsidiary, and Norwest Bank. The agreement is for a $15,000 revolving credit line with an interest rate of LIBOR +.75% per annum and a maturity date of December 21, 2003.


(10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $756, $810, and $808 in 1998, 1997 and 1996, respectively.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(10) Employee Benefit Plans (cont.)

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 75% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for Plan participants was 75%, 90% and 100% in 1998, 1997 and 1996, respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $868, $1,057, and $1,105 in 1998, 1997 and 1996, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1998 and 1997 was $6,352 and $6,001, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:


                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1998         1997               1998        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                          $ 654,371      635,711             35,188     72,343   67,995
Adjustments:
 Change in reserve basis                                  (226,145)    (255,816)            13,787    (85,110)  13,324
 Deferred acquisition costs                                930,059      927,080              2,979     63,742   36,344
 Net deferred taxes                                       (257,903)    (228,861)            (2,822)   (28,283) (30,559)
 Statutory asset valuation reserve                         178,011      151,675                  0          0        0
 Statutory interest maintenance reserve                     48,697       34,336             14,361      7,994    1,183
 Modified coinsurance reinsurance                           (2,358)     (31,953)            29,595     81,790    5,435
 Unrealized gains on investments                           158,391      124,754                  0          0        0
 Nonadmitted assets                                         14,943       14,824                  0          0        0
 Deferred income on reinsurance                           (105,465)    (115,688)                 0          0        0
 Other                                                     (52,077)     (38,470)             7,051      1,197    7,446
---------------------------------------------------------------------------------------------------------------------------
As reported in the accompanying consolidated
  financial statements                                  $1,340,524    1,217,592            100,139    113,673  101,168
---------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1998 and 1997 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains,

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(11) Statutory Financial Data and Dividend Restrictions (cont.)

for the 12-month period ending the 31st day of the next preceding year. In 1998 and 1997, the Company paid AZOA dividends on preferred stock in the amount of $729 and $1,600, respectively. A common stock dividend of $551 was paid in 1997. Dividends of $63,678 could be paid in 1999 without prior approval of the Commissioner of Commerce.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:
                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1998 and 1997.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements. Furthermore, the NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project which is currently in the process of state adoption, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.


(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(13) Year 2000

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Additional costs associated with this effort are not expected to be material and will be expensed as incurred. This "Year 2000
Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(13) Year 2000 (cont.)

from third parties with whom the Company deals on financial transactions worldwide. Failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business and especially to process and account for the transfer of data and funds electronically.


(14) Foreign Currency Translation

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:


                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                                $(4,448)      (3,473)     (3,455)
---------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from translation adjustments             (2,710)      (1,500)        (28)
Amount of income tax benefit for period related to aggregate adjustment                   949          525          10
---------------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                           (1,761)        (975)        (18)
Ending amount of cumulative translation adjustments                                   $(6,209)      (4,448)     (3,473)
Canadian foreign exchange rate at end of year                                               0.6535       0.6992      0.7297

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(15) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1998, 1997 and 1996:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                              Future policy            Other         Premium              Benefits, Net change
                      Deferred  benefits,              policy         revenue               claims      in
                       policy    losses,              claims and      and other    Net     losses, and policy      Other
                     acquisitio claims and  Unearned  benefits       contract   investment settlement acquisition operating
                        costs  loss expense  premiums   payable    considerations income    expenses  costs (a)  expenses
---------------------------------------------------------------------------------------------------------------------------

1998:
Life                 $217,262 1,445,844     3,859     97,647          375,055     34,731   306,318   (27,291)  141,705
Annuities             694,388 3,588,491         0      1,727          172,247    158,458   135,356    23,333   151,719
Accident and health              18,409         0     49,919          671,472    506,451    23,877   393,601       979
161,128
---------------------------------------------------------------------------------------------------------------------------
                     $930,059 5,034,335    53,778    770,846        1,053,753    217,066   835,275    (2,979)  454,552
1997:
Life                 $189,971 1,297,269     5,215     63,572          313,078     24,352   230,357   (14,363)   99,913
Annuities             717,721 3,251,829         0      1,881          188,474    118,028   124,535   (44,924)  186,789
Accident and health              19,388         0     44,953          487,660    451,067    19,970   327,526    (4,455)
151,312
---------------------------------------------------------------------------------------------------------------------------
                     $927,080 4,549,098    50,168    553,113          952,619    162,350   682,418   (63,742)  438,014
1996:
Life                 $175,608 1,204,633     5,502     62,369          331,845     89,049   258,221     4,308   103,352
Annuities             672,797 2,879,221         0      1,859          157,887    113,537   105,335   (43,283)  161,002
Accident and health              14,933         0     26,674          374,596    376,822    20,036   256,364     2,631
122,337
---------------------------------------------------------------------------------------------------------------------------
                     $863,338 4,083,854    32,176    438,824          866,554    222,622   619,920   (36,344)  386,691

(a) See note 1 for total gross amortization.


APPENDIX A
--------------------------------------------------------------------------------


ILLUSTRATION OF POLICY VALUES

The following tables show you how Policy Values, Cash Surrender Values and death benefits of your Policy will change with the investment experience of the portfolios. The Policy Values, Cash Surrender Values and death benefits in the tables take into account all charges and deductions against the Policy. These tables assume that the cost of insurance rates for the Policy are based on the current and guaranteed rates appropriate to the class shown. These tables also assume that you paid a $100,000 single premium. For premiums of other than $100,000, the tables shown can be adjusted (i.e. for a $20,000 premium, multiply the tables by $20,000 divided by 100,000 or for a $200,000 premium, multiply the attached tables by $200,000 divided by 100,000). These tables all assume that the insured, both male and female, is in the most favorable risk status, i.e., non-smoker. For insureds who are classified as smoker or less favorable risk status, the cost of insurance will be greater and therefore Policy Values will be less given the same assumed hypothetical gross annual investment rates of return.

The tables assume gross investment returns of 0%, 6% and 12% to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.

The daily management and portfolio administration fees are assumed to be .67% on an annual basis, of the net assets of the Class 1 portfolios of Franklin Valuemark Funds (Trust) (which is the arithmetic average of the management and portfolio administration fees assessed in 1998). The values also assume that each Class 1 portfolio of the Trust will incur expenses annually which are assumed to be .05% of the average net assets of the portfolio. This is the average in 1998. The variable options will be assessed for mortality and expense risks at an annual rate of 0.60% of the average daily net assets of the variable options and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the variable options. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.46%, 4.45% and 10.37%.

Allianz Life deducts the cost of insurance for a Policy Processing Period from the Policy Values. The cost of insurance rate is based on the sex (where permitted by state law), attained age and rate class of the insured.

Upon request, we will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed insured and for the Face Amount or premium requested.



Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                        FRANKLIN VALUEMARK
                                              SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                         FEMALE NON-SMOKER

Initial Face Amount:                         $448,956         Single Premium: .                           $100,000
Issue Age:                                         35         State:                                            MN
---------------------------------------------------------------------------------------------------------------------------

                                Summary of end of year values assuming 0.00% gross rate of return.
                                      This illustration is based on CURRENT mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             97,439            91,139           448,956
       2                   0          110,250            0             94,886            89,286           448,956
       3                   0          115,763            0             92,336            87,436           448,956
       4                   0          121,551            0             89,785            85,585           448,956
       5                   0          127,628            0             87,231            83,731           448,956
      10                   0          162,889            0             74,250            74,250           448,956
      15                   0          207,893            0             64,097            64,097           448,956
      20                   0          265,330            0             52,337            52,337           448,956
      25                   0          338,635            0             37,959            37,959           448,956
      30                   0          432,194            0             18,962            18,962           448,956

                                Summary of end of year values assuming 0.00% gross rate of return.
                                    This illustration is based on GUARANTEED mortality costs.

                                       PREMIUM                                           CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             97,304            91,004           448,956
       2                   0          110,250            0             94,610            89,010           448,956
       3                   0          115,763            0             91,908            87,008           448,956
       4                   0          121,551            0             89,195            84,995           448,956
       5                   0          127,628            0             86,467            82,967           448,956
      10                   0          162,889            0             72,390            72,390           448,956
      15                   0          207,893            0             60,695            60,695           448,956
      20                   0          265,330            0             46,660            46,660           448,956
      25                   0          338,635            0             28,872            28,872           448,956
      30                   0          432,194            0              4,483             4,483           448,956

It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the portfolios.  The death  benefit,  policy value and cash  surrender  value for a policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual policy years. No  representations  can be made by Allianz or the trust that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                    FRANKLIN VALUEMARK
                                          SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                     FEMALE NON-SMOKER

Initial Face Amount:                         $448,956         Single Premium:                             $100,000
Issue Age:                                         35         State:                                            MN
---------------------------------------------------------------------------------------------------------------------------

                                Summary of end of year values assuming 6.00% gross rate of return.
                                      This illustration is based on CURRENT mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             103,338            97,038          452,928
       2                   0          110,250            0             106,798           101,198          456,745
       3                   0          115,763            0             110,380           105,480          460,424
       4                   0          121,551            0             114,086           109,886          463,973
       5                   0          127,628            0             117,920           114,420          467,405
      10                   0          162,889            0             139,093           139,093          483,132
      15                   0          207,893            0             167,929           167,929          497,959
      20                   0          265,330            0             201,955           201,955          513,783
      25                   0          338,635            0             241,925           241,925          530,650
      30                   0          432,194            0             288,549           288,549          548,659

                                Summary of end of year values assuming 6.00% gross rate of return.
                                     This illustration is based on GUARANTEED mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             103,200            96,900          452,284
       2                   0          110,250            0             106,508           100,908          455,434
       3                   0          115,763            0             109,920           105,020          458,419
       4                   0          121,551            0             113,439           109,239          461,244
       5                   0          127,628            0             117,068           113,568          463,922
      10                   0          162,889            0             136,856           136,856          475,360
      15                   0          207,893            0             163,611           163,611          485,156
      20                   0          265,330            0             194,586           194,586          495,034
      25                   0          338,635            0             230,214           230,214          504,964
      30                   0          432,194            0             270,795           270,795          514,900

It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the portfolios.  The death  benefit,  policy value and cash  surrender  value for a policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual policy years. No  representations  can be made by Allianz or the trust that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                        FRANKLIN VALUEMARK
                                              SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                         FEMALE NON-SMOKER

Initial Face Amount:                         $448,956         Single Premium:                             $100,000
Issue Age:                                         35         State:                                            MN
---------------------------------------------------------------------------------------------------------------------------

                                Summary of end of year values assuming 12.00% gross rate of return.
                                      This illustration is based on CURRENT mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------
       1            $100,000         $105,000            0             109,235           102,935          480,449
       2                   0          110,250            0             119,370           113,770          513,489
       3                   0          115,763            0             130,490           125,590          548,208
       4                   0          121,551            0             142,687           138,487          584,737
       5                   0          127,628            0             156,064           152,564          623,219
      10                   0          162,889            0             244,855           244,855          850,490
      15                   0          207,893            0             389,536           389,536         1,155,092
      20                   0          265,330            0             617,385           617,385         1,570,651
      25                   0          338,635            0             974,832           974,832         2,138,246
      30                   0          432,194            0            1,532,926         1,532,926        2,914,767

                                Summary of end of year values assuming 12.00% gross rate of return.
                                     This illustration is based on GUARANTEED mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             109,091           102,791          479,779
       2                   0          110,250            0             119,051           113,451          512,046
       3                   0          115,763            0             129,955           125,055          545,872
       4                   0          121,551            0             141,891           137,691          581,374
       5                   0          127,628            0             154,952           151,452          618,680
      10                   0          162,889            0             241,001           241,001          837,102
      15                   0          207,893            0             379,729           379,729         1,126,011
      20                   0          265,330            0             595,323           595,323         1,514,526
      25                   0          338,635            0             928,651           928,651         2,036,949
      30                   0          432,194            0            1,440,699         1,440,699        2,739,403

It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the portfolios.  The death  benefit,  policy value and cash  surrender  value for a policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual policy years. No  representations  can be made by Allianz or the trust that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.


Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                        FRANKLIN VALUEMARK
                                              SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                          MALE NON-SMOKER

Initial Face Amount:                         $400,205         Single Premium:                             $100,000
Issue Age:                                         35         State:                                            MN
---------------------------------------------------------------------------------------------------------------------------

                                Summary of end of year values assuming 0.00% gross rate of return.
                                      This illustration is based on CURRENT mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             97,443            91,143           400,205
       2                   0          110,250            0             94,900            89,300           400,205
       3                   0          115,763            0             92,364            87,464           400,205
       4                   0          121,551            0             89,831            85,631           400,205
       5                   0          127,628            0             87,300            83,800           400,205
      10                   0          162,889            0             74,485            74,485           400,205
      15                   0          207,893            0             64,329            64,329           400,205
      20                   0          265,330            0             52,044            52,044           400,205
      25                   0          338,635            0             35,349            35,349           400,205
      30                   0          432,194            0             10,284            10,284           400,205

                                Summary of end of year values assuming 0.00% gross rate of return.
                                     This illustration is based on GUARANTEED mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             97,310            91,010           400,205
       2                   0          110,250            0             94,629            89,029           400,205
       3                   0          115,763            0             91,945            87,045           400,205
       4                   0          121,551            0             89,257            85,057           400,205
       5                   0          127,628            0             86,559            83,059           400,205
      10                   0          162,889            0             72,703            72,703           400,205
      15                   0          207,893            0             60,998            60,998           400,205
      20                   0          265,330            0             46,239            46,239           400,205
      25                   0          338,635            0             25,240            25,240           400,205
      30                   0          432,194            0                0                 0             400,205

It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the portfolios.  The death  benefit,  policy value and cash  surrender  value for a policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual policy years. No  representations  can be made by Allianz or the trust that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.

Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                        FRANKLIN VALUEMARK
                                              SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                          MALE NON-SMOKER

Initial Face Amount:                         $400,205          Single Premium:                            $100,000
Issue Age:                                         35          State:                                           MN
---------------------------------------------------------------------------------------------------------------------------

                                Summary of end of year values assuming 6.00% gross rate of return.
                                      This illustration is based on CURRENT mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------
       1            $100,000         $105,000            0             103,343            97,043          403,737
       2                   0          110,250            0             106,815           101,215          407,123
       3                   0          115,763            0             110,414           105,514          410,379
       4                   0          121,551            0             114,144           109,944          413,515
       5                   0          127,628            0             118,011           114,511          416,538
      10                   0          162,889            0             139,461           139,461          430,296
      15                   0          207,893            0             168,588           168,588          443,303
      20                   0          265,330            0             202,732           202,732          457,351
      25                   0          338,635            0             241,876           241,876          472,854
      30                   0          432,194            0             285,806           285,806          490,168

                                Summary of end of year values assuming 6.00% gross rate of return.
                                     This illustration is based on GUARANTEED mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             103,207            96,907          403,169
       2                   0          110,250            0             106,530           100,930          405,977
       3                   0          115,763            0             109,966           105,066          408,636
       4                   0          121,551            0             113,517           109,317          411,156
       5                   0          127,628            0             117,187           113,687          413,543
      10                   0          162,889            0             137,338           137,338          423,747
      15                   0          207,893            0             164,469           164,469          432,471
      20                   0          265,330            0             195,584           195,584          441,226
      25                   0          338,635            0             230,153           230,153          449,935
      30                   0          432,194            0             267,364           267,364          458,540

It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the portfolios.  The death  benefit,  policy value and cash  surrender  value for a policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual policy years. No  representations  can be made by Allianz or the trust that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.


Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                        FRANKLIN VALUEMARK
                                              SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                          MALE NON-SMOKER

Initial Face Amount:                         $400,205         Single Premium:                             $100,000
Issue Age:                                         35         State:                                            MN
---------------------------------------------------------------------------------------------------------------------------

                                Summary of end of year values assuming 12.00% gross rate of return.
                                      This illustration is based on CURRENT mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             109,240           102,940          428,269
       2                   0          110,250            0             119,389           113,789          457,703
       3                   0          115,763            0             130,531           125,631          488,622
       4                   0          121,551            0             142,761           138,561          521,146
       5                   0          127,628            0             156,184           152,684          555,394
      10                   0          162,889            0             245,497           245,497          757,465
      15                   0          207,893            0             391,063           391,063         1,028,299
      20                   0          265,330            0             619,789           619,789         1,398,207
      25                   0          338,635            0             974,878           974,878         1,905,829
      30                   0          432,194            0            1,519,373         1,519,373        2,605,786

                               Summary of end of year values assuming 12.00% gross rate of return.
                                     This illustration is based on GUARANTEED mortality costs.

                                      PREMIUM                                            CASH
   POLICY                              ACCUM           POLICY          POLICY          SURRENDER           DEATH
    YEAR             PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
---------------------------------------------------------------------------------------------------------------------------

       1            $100,000         $105,000            0             109,098           102,798          427,679
       2                   0          110,250            0             119,076           113,476          456,442
       3                   0          115,763            0             130,009           125,109          486,593
       4                   0          121,551            0             141,989           137,789          518,241
       5                   0          127,628            0             155,111           151,611          551,494
      10                   0          162,889            0             241,845           241,845          746,194
      15                   0          207,893            0             381,715           381,715        1,003,719
      20                   0          265,330            0             598,418           598,418         1,349,994
      25                   0          338,635            0             928,708           928,708         1,815,568
      30                   0          432,194            0            1,423,726         1,423,726        2,441,746

It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the portfolios.  The death  benefit,  policy value and cash  surrender  value for a policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual policy years. No  representations  can be made by Allianz or the trust that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX B

TABLE OF NET SINGLE PREMIUM FACTORS

  Attained            FACTORS            Attained          FACTORS            Attained           FACTORS
     Age        Male*       Female*         Age       Male*       Female*        Age        Male*        Female*
---------------------------------------------------------------------------------------------------------------------------

      0      12.62467      14.69383         35       4.30327      4.82748        70        1.52757       1.66607
      1       12.50646     14.48692         36       4.16038      4.66752        71        1.49533       1.62425
      2       12.16372     14.08281         37       4.02237      4.51338        72        1.46481       1.58427
      3       11.82118     13.67851         38       3.88934      4.36506        73        1.43608       1.54629
      4       11.48209     13.27838         39       3.76113      4.22232        74        1.40915       1.51041
      5       11.14463     12.88451         40       3.63755      4.08498        75        1.38398       1.47664
      6       10.80849     12.49577         41       3.51861      3.95303        76        1.36040       1.44488
      7       10.47450     12.11263         42       3.40410      3.82624        77        1.33828       1.41498
      8       10.14347     11.73553         43       3.29382      3.70425        78        1.31741       1.38673
      9        9.81784     11.36605         44       3.18765      3.58674        79        1.29764       1.35999
     10        9.49960     11.00434         45       3.08543      3.47344        80        1.27888       1.33468
     11        9.19034     10.65053         46       2.98710      3.36425        81        1.26112       1.31079
     12        8.89337     10.30762         47       2.89249      3.25897        82        1.24440       1.28836
     13        8.61119      9.97611         48       2.80143      3.15749        83        1.22879       1.26746
     14        8.34507      9.65635         49       2.71381      3.05962        84        1.21434       1.24807
     15        8.09470      9.34852         50       2.62950      2.96530        85        1.20100       1.22998
     16        7.85593      9.04683         51       2.54845      2.87445        86        1.18868       1.21335
     17        7.62788      8.75962         52       2.47062      2.78696        87        1.17723       1.19789
     18        7.40829      8.48131         53       2.39595      2.70281        88        1.16647       1.18342
     19        7.19529      8.21157         54       2.32443      2.62191        89        1.15617       1.16975
     20        6.98773      7.95007         55       2.25594      2.54404        90        1.14612       1.15668
     21        6.78427      7.69599         56       2.19040      2.46904        91        1.13609       1.14399
     22        6.58380      7.44915         57       2.12767      2.39670        92        1.12581       1.13142
     23        6.38615      7.20889         58       2.06757      2.32674        93        1.11497       1.11871
     24        6.19122      6.97553         59       2.01001      2.25900        94        1.10328       1.10559
     25        5.99922      6.74889         60       1.95494      2.19345        95        1.09064       1.09192
     26        5.81010      6.52878         61       1.90230      2.13013        96        1.07717       1.07777
     27        5.62462      6.31538         62       1.85199      2.06916        97        1.06337       1.06359
     28        5.44313      6.10815         63       1.80404      2.01067        98        1.05029       1.05034
     29        5.26593      5.90723         64       1.75842      1.95479        99        1.04000       1.04000
     30        5.09324      5.71269         65       1.71504      1.90144
     31        4.92522      5.52403         66       1.67380      1.85048
     32        4.76215      5.34132         67       1.63456      1.80168
     33        4.60408      5.16433         68       1.59713      1.75478
     34        4.45114      4.99306         69       1.56150      1.70960

*In states requiring unisex rates, male rates should apply.





                                   PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             REPRESENTATION

Allianz Life Insurance Compnay of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                            INDEMNIFICATION

Under its Bylaws, Article XI, the Company indemnifies, to the extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer or employee of the Company (or by reason of serving any other organization at the request of the Company).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provisions of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of 86 pages

The undertaking to file reports

The signatures

Written consents of the following persons:
     Counsel
     Actuary
     Independent Auditor

Part II
Other Information
Page 2


The following exhibits:

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.


     1.     Resolution of the Board of Directors of the Company (2)
     2.     Not Applicable
     3.a.   Principal Underwriter's Agreement (4)
     3.b.   General Agency Agreement (4)
     4.     Not Applicable
     5.     Individual Single Premium Variable Life Insurance Policy (3)
     6.a.   Articles of Incorporation of the Company (2)
     6.b.   Bylaws of the Company (2)
     7.     Not Applicable
     8.     Not Applicable
     9.a.   Administrative Agreement (1)
     9.b.   Fund Participation Agreement (3)
     10.    Application Form (3)
     12.    Illustrative Calculations for the Exchange of the Single Premium
            Variable Life Insurance Policy for a Whole Life Policy (5)
     13.    Powers of Attorney (5)
     27.    Not Applicable


B.   Opinion and Consent of Counsel



C.   Consent of Actuary



D.   Independent Auditors' Consent



(1) incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6, File No. 33-11158 filed on October 19, 1987

(2) incorporated by reference to Post-Effective Amendment No. 14 to Registrants Form S-6 electronically filed on November 1, 1995.

(3) incorporated by reference to Post-Effective Amendment No. 15 to Registrants Form S-6 electronically filed on April 23, 1996.

(4) incorporated by reference to Post-Effective Amendment No. 17 to Registrants Form S-6 electronically filed on April 29, 1997.

(5) incorporated by reference to Post-Effective Amendment No. 19 to Registrants Form S-6 electronically filed on April 29, 1998.




                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 1999.



                                         ALLIANZ LIFE
                                         VARIABLE ACCOUNT A
                                                                    (Registrant)


                                    By:  ALLIANZ LIFE INSURANCE COMPANY
                                         OF NORTH AMERICA
                                                                     (Depositor)



                                    By:  /S/ Michael T. Westermeyer
                                         ------------------
                                         Michael T. Westermeyer



Attest: /S/  Catherine Mielke
        ---------------------------






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title



                       Chairman of the Board,
Lowell C. Anderson*    President                    04-26-99
Lowell C. Anderson     and Chief Executive Officer


Herbert F. Hansmeyer*  Director                     04-26-99
Herbert F. Hansmeyer


Michael P. Sullivan*   Director                     04-26-99
Michael P. Sullivan



Dr. Gerhard Rupprecht* Director                     04-26-99
Dr. Gerhard Rupprecht


Edward J. Bonach*      Chief Financial Officer      04-26-99
Edward J. Bonach


Rev. Dennis J. Dease*  Director                     04-26-99
Rev. Dennis J. Dease


James R. Campbell*     Director                     04-26-99
James R. Campbell


Robert M. Kimmitt*     Director                     04-26-99
Robert M. Kimmitt




                                        *By Power of Attorney


                                        By: /S/ Michael T. Westermeyer
                                            ---------------------------------
                                            Michael T. Westermeyer
                                            Attorney-in-Fact





                                    EXHIBITS

                                       TO

                     POST-EFFECTIVE AMENDMENT NO.    22

                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA







                                INDEX TO EXHIBITS

Exhibit                                                                   Page

EX99.B     Opinion and Consent of Counsel

EX99.C     Consent of Actuary

EX99.D     Independent Auditors' Consent